                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 2004
                         (as supplemented March 22, 2005)

     This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectuses of AmSouth Value Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Small Cap Fund, AmSouth Balanced Fund, AmSouth Select Equity Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Strategic Portfolios: Aggressive Growth Portfolio, AmSouth Strategic Portfolios:
Growth Portfolio, AmSouth Strategic Portfolios: Growth and Income Portfolio, AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, AmSouth High Quality Bond Fund, AmSouth Limited Term Bond Fund, AmSouth Government Income Fund, AmSouth High Quality Municipal Bond Fund, AmSouth Florida Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Prime Money Market Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Tax-Exempt Money Market Fund, and AmSouth Institutional Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2004.

     The Prospectus for each Fund or Share class provides important information about the Fund that an investor should know before investing. This SAI relates to all Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment should be made without first reading the Prospectus for the Share class of the Fund in which you want to invest.

     AmSouth Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2004 is incorporated by reference in its entirety into this SAI. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of the Annual Report and any Fund's Prospectus may be obtained, without charge, by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, by telephoning toll free (800) 451-8382 or by accessing AmSouth Fund's website at www.amsouthfunds.com.

     The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
TABLE OF CONTENTS........................................................      i
THE TRUST................................................................      2
INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS..........................      3
INVESTMENT RESTRICTIONS..................................................     38
PORTFOLIO TURNOVER.......................................................     46
VALUATION................................................................     48
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................     51
ADDITIONAL INFORMATION REGARDING TAXES...................................     60
MANAGEMENT OF THE TRUST..................................................     69
ADDITIONAL INFORMATION REGARDING BROKERS.................................     94
PERFORMANCE INFORMATION..................................................    100
APPENDIX.................................................................    A-1

                                    THE TRUST

     AmSouth Funds ("Trust") is a Massachusetts business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust consists of separate series of units of beneficial interest ("Shares"), each representing interests in one of twenty-three separate investment portfolios (each a "Fund"). The Funds are divided into four categories as set forth below: Equity Funds, Hybrid Funds, Bond Funds and Money Market Funds:

     The Equity Funds: AmSouth Value Fund ("Value Fund"); AmSouth Select Equity Fund; ("Select Equity Fund"); AmSouth Enhanced Market Fund ("Enhanced Market Fund"); AmSouth Large Cap Fund ("Large Cap Fund"); AmSouth Capital Growth Fund ("Capital Growth Fund"); AmSouth Mid Cap Fund ("Mid Cap Fund"); AmSouth Small Cap Fund ("Small Cap Fund"); and AmSouth International Equity Fund ("International Equity Fund").

     The Hybrid Funds: AmSouth Balanced Fund ("Balanced Fund"); AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("Aggressive Growth Portfolio"); AmSouth Strategic Portfolios: Growth Portfolio ("Growth Portfolio"); AmSouth Strategic Portfolios: Growth and Income Portfolio ("Growth and Income Portfolio"); and AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio ("Moderate Growth and Income Portfolio," and the four AmSouth Strategic Portfolio Funds being collectively referred to as "Strategic Portfolios").

     The Bond Funds: AmSouth Government Income Fund ("Government Income Fund"):
AmSouth Limited Term Bond Fund ("Limited Term Bond Fund"); AmSouth High Quality Bond Fund ("High Quality Bond Fund"); AmSouth High Quality Municipal Bond Fund ("High Quality Municipal Bond Fund"); AmSouth Florida Tax-Exempt Fund ("Florida Tax-Exempt Fund"); and AmSouth Tennessee Tax-Exempt Fund ("Tennessee Tax-Exempt Fund").

     The Money Market Funds: AmSouth Prime Money Market Fund ("Prime Money Market Fund"); AmSouth Treasury Reserve Money Market Fund ("Treasury Reserve Money Market Fund"); AmSouth Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund"); and AmSouth Institutional Prime Obligations Money Market Fund ("Institutional Money Market Fund").

     Each Fund, except Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund, and Institutional Money Market Fund, offer three classes of Shares:
Class I Shares, Class A Shares, and Class B Shares.

     Treasury Reserve Money Market Fund and Tax-Exempt Money Market Fund each offer two classes of Shares: Class I Shares and Class A Shares.

     Institutional Money Market Fund offers three classes of Shares:
Institutional Class 1 Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares.

ORGANIZATION OF THE TRUST

     The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, ("Declaration of Trust") under the name "Shelf Registration Trust IV." By amendments to the Declaration of Trust, the Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993, and to "AmSouth Funds" as of November 30, 1999. The Declaration of Trust was most recently amended and restated as of March 19, 2003. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

     A vote of a majority of the outstanding Shares of the Trust or of a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act") and are referred to in this SAI as a ("1940 Act Majority Vote").

                 INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS

     The Prospectus for each Fund sets forth that Fund's investment objective and principal strategies for achieving that objective. Each Fund's investment objective is fundamental which means that it cannot be changed with respect to a particular Fund without the approval of a 1940 Act Majority Vote. There is no assurance that any Fund will achieve its investment objective. The following information supplements the investment objective and policies as set forth in the Prospectus for each Fund.

     The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques the Funds are authorized to use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a discussion of each investment and technique. You may also consult the Prospectuses for details regarding the primary securities and techniques used by the Funds and the risks associated with these securities and techniques.


                                                                                 HIGH               LIMITED
                                               ENHANCED         SELECT  SMALL  QUALITY  GOVERNMENT    TERM     FLORIDA
                                     BALANCED   MARKET   VALUE  EQUITY   CAP     BOND     INCOME      BOND   TAX-EXEMPT
INVESTMENT STRATEGIES                  FUND      FUND     FUND   FUND    FUND    FUND      FUND       FUND      FUND
---------------------                --------  --------  -----  ------  -----  -------  ----------  -------  ----------
BANKERS' ACCEPTANCES CERTIFICATES
   OF DEPOSIT                            X         X       X       X      X       X          X         X          X
COMMERCIAL PAPER                         X         X       X       X      X       X          X         X          X
HIGH YIELD SECURITIES
INSURANCE COMPANY FUNDING
   AGREEMENTS                            X         X       X       X      X       X          X         X          X
VARIABLE AMOUNT MASTER DEMAND
   NOTES                                 X         X       X       X      X       X          X         X          X
VARIABLE AND FLOATING RATE NOTES
   AND BONDS                             X         X       X       X      X       X          X         X          X
PARTICIPATION INTERESTS AND TRUST
   RECEIPTS                              X         X       X       X      X       X          X         X          X
ZERO-COUPON OBLIGATIONS                  X         X       X       X      X       X          X         X          X
FOREIGN INVESTMENT                       X         X       X       X      X       X          X         X          X
REPURCHASE AGREEMENTS                    X         X       X       X      X       X          X         X          X

                                        HIGH                                                                            TREASURY
                                      QUALITY                                                        PRIME  TAX-EXEMPT  RESERVE
                                     MUNICIPAL  INTERNATIONAL           CAPITAL  LARGE   TENNESSEE   MONEY     MONEY      MONEY
                                        BOND        EQUITY     MID CAP   GROWTH   CAP   TAX-EXEMPT  MARKET    MARKET     MARKET
INVESTMENT STRATEGIES                   FUND         FUND        FUND     FUND    FUND     FUND      FUND      FUND       FUND
---------------------                ---------  -------------  -------  -------  -----  ----------  ------  ----------  --------
BANKERS' ACCEPTANCES CERTIFICATES
   OF DEPOSIT                            X            X           X        X       X         X         X         X         X
COMMERCIAL PAPER                         X            X           X        X       X         X         X         X         X
HIGH YIELD SECURITIES                                                      X
INSURANCE COMPANY FUNDING
   AGREEMENTS                            X            X           X        X       X         X         X         X         X
VARIABLE AMOUNT MASTER DEMAND
   NOTES                                 X            X           X        X       X         X         X         X         X
VARIABLE AND FLOATING RATE NOTES
   AND BONDS                             X            X           X        X       X         X         X         X         X
PARTICIPATION INTERESTS AND TRUST
   RECEIPTS                              X            X           X        X       X         X         X         X         X
ZERO-COUPON OBLIGATIONS                  X            X           X        X       X         X         X         X         X
FOREIGN INVESTMENT                       X            X           X        X       X         X         X         X         X
REPURCHASE AGREEMENTS                    X            X           X        X       X         X         X         X         X


                                                                                 HIGH               LIMITED
                                               ENHANCED         SELECT  SMALL  QUALITY  GOVERNMENT    TERM     FLORIDA
                                     BALANCED   MARKET   VALUE  EQUITY   CAP     BOND     INCOME      BOND   TAX-EXEMPT
INVESTMENT STRATEGIES                  FUND      FUND     FUND   FUND    FUND    FUND      FUND       FUND      FUND
---------------------                --------  --------  -----  ------  -----  -------  ----------  -------  ----------
REVERSE REPURCHASE AGREEMENTS            X         X       X       X      X       X          X         X          X
U.S. GOVERNMENT OBLIGATIONS              X         X       X       X      X       X          X         X          X
WHEN-ISSUED OR FORWARD COMMITMENT
   SECURITIES                            X         X       X       X      X       X          X         X          X
ASSET-BACKED SECURITIES                  X         X       X       X      X       X          X         X          X
MORTGAGE-RELATED SECURITIES              X         X       X       X      X       X          X         X          X
MORTGAGE-RELATED SECURITIES ISSUED
   BY NONGOVERNMENTAL ENTITIES           X         X       X       X      X       X          X         X          X
COLLATERALIZED MORTGAGE OBLIGATIONS      X         X       X       X      X       X          X         X          X
CONVERTIBLE SECURITIES                   X         X       X       X      X       X          X         X          X
CALLS                                    X         X       X       X      X       X          X         X
PUTS                                     X         X               X              X          X         X

                                        HIGH                                                                            TREASURY
                                      QUALITY                                                        PRIME  TAX-EXEMPT  RESERVE
                                     MUNICIPAL  INTERNATIONAL           CAPITAL  LARGE   TENNESSEE   MONEY     MONEY      MONEY
                                        BOND        EQUITY     MID CAP   GROWTH   CAP   TAX-EXEMPT  MARKET    MARKET     MARKET
INVESTMENT STRATEGIES                   FUND         FUND        FUND     FUND    FUND     FUND      FUND      FUND       FUND
---------------------                ---------  -------------  -------  -------  -----  ----------  ------  ----------  --------
REVERSE REPURCHASE AGREEMENTS            X            X           X        X       X         X         X        X          X
U.S. GOVERNMENT OBLIGATIONS              X            X           X        X       X         X         X        X          X
WHEN-ISSUED OR FORWARD COMMITMENT
   SECURITIES                            X            X           X        X       X         X         X        X          X
ASSET-BACKED SECURITIES                  X            X           X        X       X         X         X        X          X
MORTGAGE-RELATED SECURITIES              X            X           X        X       X         X         X        X          X
MORTGAGE-RELATED SECURITIES ISSUED
   BY NONGOVERNMENTAL ENTITIES           X            X           X        X       X         X         X        X          X
COLLATERALIZED MORTGAGE OBLIGATIONS      X            X           X        X       X         X         X        X          X
CONVERTIBLE SECURITIES                   X            X           X        X       X         X         X        X          X
CALLS                                                 X           X        X       X
PUTS                                                  X           X        X       X         X                             X


                                                                                 HIGH               LIMITED
                                               ENHANCED         SELECT  SMALL  QUALITY  GOVERNMENT    TERM     FLORIDA
                                     BALANCED   MARKET   VALUE  EQUITY   CAP     BOND     INCOME      BOND   TAX-EXEMPT
INVESTMENT STRATEGIES                  FUND      FUND     FUND   FUND    FUND    FUND      FUND       FUND      FUND
---------------------                --------  --------  -----  ------  -----  -------  ----------  -------  ----------
FUTURES CONTRACTS AND RELATED
   OPTIONS                               X         X       X       X      X       X          X         X          X
INVESTMENT COMPANY SECURITIES            X         X       X       X      X       X          X         X          X
SECURITIES LENDING                       X         X       X       X      X       X          X         X          X
SHORT-TERM TRADING                       X         X       X       X      X       X          X         X          X
SHORT-SELLING                            X         X       X       X      X       X          X         X          X
MUNICIPAL SECURITIES                     X         X       X       X      X       X          X         X          X

                                        HIGH                                                                            TREASURY
                                      QUALITY                                                        PRIME  TAX-EXEMPT  RESERVE
                                     MUNICIPAL  INTERNATIONAL           CAPITAL  LARGE   TENNESSEE   MONEY     MONEY      MONEY
                                        BOND        EQUITY     MID CAP   GROWTH   CAP   TAX-EXEMPT  MARKET    MARKET     MARKET
INVESTMENT STRATEGIES                   FUND         FUND        FUND     FUND    FUND     FUND      FUND      FUND       FUND
---------------------                ---------  -------------  -------  -------  -----  ----------  ------  ----------  --------
FUTURES CONTRACTS AND RELATED
   OPTIONS                               X            X           X        X       X         X         X        X          X
INVESTMENT COMPANY SECURITIES            X            X           X        X       X         X         X        X          X
SECURITIES LENDING                       X            X           X        X       X         X         X        X          X
SHORT-TERM TRADING                       X            X           X        X       X         X         X        X          X
SHORT-SELLING                            X            X           X        X       X         X         X        X          X
MUNICIPAL SECURITIES                     X            X           X        X       X         X         X        X          X

     Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or some other change in a security will not constitute a violation of the limitation. As described below, the Funds may invest in the following securities subject to each Fund's investment objective, policies and restrictions.

     HIGH QUALITY INVESTMENTS - MONEY MARKET FUNDS. Each Fund may invest only in obligations determined by AmSouth Asset Management Inc., the investment advisor to the Trust ("Advisor") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees ("Board").

     With regard to the Prime Money Market Fund and Institutional Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board. With regard to the Tax-Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities are hereinafter referred to as "Eligible Securities.")

     A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

     Under the guidelines adopted by the Board and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

     The Appendix to this SAI identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

     Policies and Limitations: Prime Money Market Fund and Institutional Money Market Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

     BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. Bankers' Acceptances and Certificates of Deposit include bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC").

     Policies and Limitations: Prime Money Market Fund and Institutional Money Market Fund will each not invest in excess of 10% of its net assets in time deposits, including Eurodollar Time Deposits ("ETDs") and Canadian Time Deposit's ("CTDs") but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

     COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

     Policies and Limitations: Treasury Reserve Money Market Fund, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund and High Quality Municipal Bond Fund may not invest in Canadian Commercial Paper.

     HIGH YIELD SECURITIES - CAPITAL GROWTH FUND. To a limited extent, the Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") and "Ba" or lower by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest in securities rated as low as Ba by Moody's or BB by S&P or Fitch Ratings ("Fitch"). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

     Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

     INSURANCE COMPANY FUNDING AGREEMENTS. Insurance Company Funding Agreements ("Funding Agreements") are also known as guaranteed investment contracts and are issued by insurance companies. Pursuant to such agreements, a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. A Fund will only purchase a Funding Agreement
(i) when the Advisor has determined, under guidelines established by the Board, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a NRSRO that is not an affiliated person, as defined in the 1940 Act, of the issuer, or any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a

Funding Agreement at any time upon thirty days' written notice. Because a Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

     Policies and Limitations: High Quality Bond Fund, Limited Term Bond Fund, International Equity Fund, Large Cap Fund, and Mid Cap Fund will not invest more than 15% (10% for Prime Money Market Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund) of its net assets in Funding Agreements together with other instruments which are not readily marketable.

     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     VARIABLE AND FLOATING RATE NOTES AND BONDS. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

     For purposes of the Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

     PARTICIPATION INTERESTS AND TRUST RECEIPTS. The Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which they may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Board, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     ZERO-COUPON OBLIGATIONS. The Funds may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations, and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

     An increase in interest rates will generally reduce the value of the investments in the Bond Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

     Policies and Limitations: The Bond Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% (25% for Limited Term Bond Fund and Tennessee Tax-Exempt Fund) of the value of the Fund's total assets. International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund also may invest in zero-coupon securities issued by corporations and financial institutions that constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

     FOREIGN INVESTMENT. The Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTDs") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.

     REPURCHASE AGREEMENTS. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than

$100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

     If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Policies and Limitations: Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds and Bond Funds or other liquid, high-grade debt securities, in the case of Value Fund, Small Cap Fund, Mid Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

     Such other obligations may include securities issued by (i) the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; (ii) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLB"), which are supported by the right of the issuer to borrow from the U.S. Treasury; (iii) the Federal Farm Credit Bank ("FFCB") and the Tennessee Valley Authority ("TVA"), which are supported only by the credit of the issuer; and
(iv) the Private Export Funding Corporation ("PEFCO"), which may be guaranteed by the Export-Import Bank of the U.S. ("Exim Bank"), and agency of the U.S. which is supported by the full faith and credit of the U.S. government. The Funds also invest in U.S. Treasury obligations. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.

     Government National Mortgage Association (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs. Securities issued by GNMA are supported by the full faith and credit of the U.S. government.

     Federal National Mortgage Association (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest. Securities issued by FNMA are supported by the right of the issuer to borrow from the U.S. Treasury.

     Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government. Securities issued by FHLMC are supported by the right of the issuer to borrow from the U.S. Treasury.

     Student Loan Marketing Association (SLMA). SLMA is a federally chartered government sponsored enterprise ("GSE") and wholly-owned subsidiary of SLM Corporation.

The GSE was established in 1972 as a for-profit corporation under an Act of Congress for the purpose of creating a national secondary market in federal student loans. SLM Corporation obtained congressional and shareholder approval to transform from a GSE to a private sector corporation and in 1997, SLM Corporation was formed as a Delaware corporation. To complete the "privatization, "under the Student Loan Marketing Association Reorganization Act of 1996, the GSE must dissolve by September 30, 2008. SLM Corporation expects the dissolution by September 30, 2006. SLM Corporation's business is to provide a broad array of education credit and related services to the education community including student loan origination, student loan and guarantee servicing, and debt management and collection services. The majority of the earnings are generated from the spread between the yield they receive on their management portfolio of student loans and the cost of funding the loans. Securities issued by SLMA are supported by the right of the issuer to borrow from the U.S. Treasury.

     Federal Home Loan Banks (FHLBs). The FHLBs operate pursuant to authority granted by Congress in the Federal Home Loan Bank Act. They are institutions which were government owned at their inception and became entirely privately owned in 1951. In a 1987 letter to the Internal Revenue Service, the SEC staff concluded that obligations in FHLBs qualify as government securities within the meaning of Section 2(a)(16) of the 1940 Act. The Federal Home Loan Bank System was created in 1932 by the Federal Home Loan Bank Act to restore confidence in the nation's financial institutions and to improve the supply of funds to local lenders that, in turn, finance loans for home mortgages. This was a response to the economic depression which had undermined the banking system and created the need for a credit system to ensure the availability of funds for home financing. Since 1989, the Federal Home Loan Bank System's public policy mission has been expanded to include Affordable Housing and Community Development lending. The FHLBs use the Office of Finance to fund their operations. The FHLB System has a Triple-A credit rating and is a GSE. Securities issued by FHLBs are supported by the right of the issuer to borrow from the U.S. Treasury.

     Federal Farm Credit Bank ("FFCB"). The Farm Credit System is a nationwide network of borrower-owned lending institutions and specialized service organizations. The System is the oldest of the GSEs, created when Congress established in 1916 authority for certain predecessor entities. Throughout its long history, the fundamental purpose of the System has remained the same: to provide American agriculture with a source of sound, dependable credit at competitive rates of interest. The Farm Credit Debt Securities are the general unsecured joint and several obligations of the FFCBs only. In the event of a default by a FFCB on an insured debt obligation for which that FFCB is primarily liable, the Farm Credit System Insurance Corporation must expend amounts in the Farm Credit Insurance Fund to the extent necessary to insure the timely payment of principal of and interest on the debt obligation, and the provisions of the Farm Credit Act providing for joint and several liability of the FFCBs on the debt obligation cannot be invoked until the amounts in the Insurance Fund have been exhausted. However, because of other mandatory and permissive uses of the Insurance Fund specified in the Farm Credit Act, there is no assurance that there will be sufficient funds available in the Insurance Fund. Securities issued by FFCB are supported only by the credit of the issuer.

     Tennessee Valley Authority ("TVA"). The TVA is a corporation created by Congress by Act of May 18, 1933. All functions of the TVA are vested in a Board of Directors, the members of which are appointed by the President of the United States, with the consent of the Senate. The

TVA is an instrumentality and agency of the U.S. government for the purpose of executing its constitutional powers. Accordingly, the securities issued or guaranteed by the TVA qualify as government securities under Section 2(a)(16) of the 1940 Act. The TVA is supported only by the credit of the issuer. Securities issued by TVA are supported only by the credit of the issuer.

     Export-Import Bank of the United States (Exim Bank) The Exim Bank is the official export credit agency of the United States. Exim Bank's financing products help U.S. companies to compete in the global marketplace. Exim Bank assumes the credit and country risks that the private sector is unable or unwilling to accept and provides financing to counter foreign government-supported export financing. Exim Bank provides pre-export financing, financing for foreign buyers of U.S. goods and services, and insurance to protect against buyer nonpayment. The Exim Bank is supported by the full faith and credit of the U.S. government.

     WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

     When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     Policies and Limitations: Each of Value Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

     ASSET-BACKED SECURITIES. The Funds may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables. Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

     Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

     Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.

     Policies and Limitations: High Quality Bond Fund and Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the four highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Board to be of comparable quality. Asset-backed securities purchased by Institutional Money Market Fund are subject to the same quality requirements as other securities purchased by the Fund.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount.

     Policies and Limitations: Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

     MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Funds may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Policies and Limitations: Government Income Fund and Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of Government Income Fund's or more than 10% of the value of Capital Growth Fund's net assets will be illiquid.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the SEC has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

     CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

     Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Board, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

     In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this SAI.

     The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

     Securities which are rated "BB" or lower by S&P or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to this SAI.

     Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of a Fund's investment objective may be more dependent on the Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

     Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

     The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

     CALLS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

     Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Money Market Funds" in this SAI.

     The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

     Policies and Limitations: Tax-Exempt Bond Funds may acquire "puts" with respect to Municipal Securities (defined herein) held in their portfolios, Balanced Fund, and Taxable Bond Funds may acquire "puts" with respect to debt securities held in their portfolios, and Equity Funds may acquire "puts" with respect to equity securities held in their portfolios.

     Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

     The Bond Funds and Equity Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

     International Equity Fund, Large Cap Fund, and Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

     Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

     When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     Successful use of futures by the Funds is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of other investment companies. These registered investment companies may include money market funds of AmSouth Funds or shares of other registered investment companies for which the Advisor or Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the 1940 Act and that invest exclusively in money market instruments. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

     EXCHANGE-TRADED FUNDS. The Funds may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth

Index Fund. ETFs usually are units of beneficial interest in an investment trust or a registered or unregistered investment company, or represent undivided ownership interest in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, an in the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     SECURITIES LENDING. A Fund may lend up to 33% of its total assets to other financial institutions if (i) the practice and risks are fully disclosed in the prospectus, (ii) procedures are adopted by the Board and approved annually,
(iii) collateral is received and maintained in a segregated account and is at least equal in value to the securities lent, (iv) securities lending agreements are executed and maintained by the Adviser and a custodian on behalf of the Fund, (v) securities on loan and income from securities lending activities are disclosed and reported in the Fund's financial statements to shareholders, (vi) separate account records are maintained reflecting this lending activity, and
(vii) collateral received consists of securities eligible for purchase by the fund, or cash. The Board has approved securities lending guidelines for the Funds.

     SHORT-TERM TRADING. The Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

     SHORT-SELLING. The Funds may engage in short selling transactions. In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of the Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of the Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

     MUNICIPAL SECURITIES. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a Preference Item. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, interest on private activity bonds may be a Preference Item and, thus, may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect.

     Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, tax exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority that provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

     The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board to be in the best interests of the Fund.

     An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Advisor will not review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

     Policies and Limitations: Under normal market conditions, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund and High Quality Municipal Bond Fund will be primarily invested in bonds (and, in the case of the Tax-Exempt Money Market Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, Tax-Exempt Money Market Fund will invest at least 80% of its total assets, High Quality Municipal Bond Fund will invest at least 80% of its net assets, and Florida Tax-Exempt Fund will invest at least 80% of its net assets in Municipal Securities, the interest on which is not treated as a tax preference item for purposes of the federal alternative minimum tax ("Preference Item"). For these purposes, net assets include net assets plus borrowings.

     Municipal Securities purchased by Tax-Exempt Money Market Fund may include rated and unrated variable and floating rate tax-exempt notes, that may have a stated maturity in excess of one year but that will, in such event, be subject to a demand feature that will permit the Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or
(ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Money Market Fund will approximate their par value.

     Although Florida Tax-Exempt Fund and High Quality Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

     Florida Tax-Exempt Fund and High Quality Municipal Bond Fund may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

     FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND. Each Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

     Each Fund may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

     Each Fund may acquire zero-coupon obligations. Zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

     An increase in interest rates will generally reduce the value of the investments in the Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

     Policies and Limitations: Each Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed, as a percentage of total assets, 20% of the value of Florida Tax-Exempt Fund and 25% of High Quality Municipal Bond Fund.

     TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

     Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

     The Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the SEC currently considers certain lease obligations to be illiquid. The Board have established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors that include: (1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

     The Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

     The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

     HIGH QUALITY MUNICIPAL BOND FUND - CONCENTRATION IN ALABAMA ISSUERS. High Quality Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a Preference Item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

     General Economic Characteristics of Alabama. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was -1.1% in 2001. Alabama's per capita income in 2000 was $23,521, 79.8% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by S&P.

     Balanced Budget and Pro-Ration Procedures. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

     Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

     Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

     General Obligation Warrants. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

     The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

     County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

     Limited Taxing Authority. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

     Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

     Priority for Essential Governmental Functions. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

     FLORIDA TAX-EXEMPT FUND - DIVERSIFICATION AND CONCENTRATION. Florida Tax-Exempt Fund invests primarily in municipal securities of the State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax ("Florida Municipal Securities"). The Fund invests in Florida municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality). The Fund may purchase securities of any maturity.

     Florida Tax-Exempt Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. However, the Fund must comply with the Subchapter M diversification requirements. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Tax-Exempt Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Tax-Exempt Fund's shares.

     General Economic Characteristics Of Florida. Florida ranks fourth in the nation in total population, with over 16 million residents in 2002, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by S&P.

     The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. A decline in tourism following the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.

     South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of federal budget cutbacks, and the lumber and paper industries.

     The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

     Sources of State and Local Revenues. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, communications service tax, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax because (i) sales tax collections are adversely affected during recessions and periods when tourism declines, and (ii) enforcing the collection of the tax against internet, mail order and other remote sellers is difficult, eroding the tax base as electronic and other remote sales increase.

     Article VII, Section 5 of the Florida Constitution provides that no tax upon estates or inheritances of natural persons who are residents of Florida shall be levied in excess of the aggregate of amounts which may be allowed to be credited upon or deducted from any similar tax levied by the United States or any other state. The federal credit for state death taxes contained in section 2011 of the Code is currently being phased out and will be eliminated at the end of 2004, causing a significant decrease in Florida tax revenue.

     In November, 2002, Florida voters approved an amendment to Article IX,
Section 1 of the Florida Constitution that may place significant budgetary pressures on state government. The Amendment provides that average public school class sizes must be reduced by two students per year, beginning with the 2003-2004 fiscal year, until the maximum number of students is reduced by the beginning of the 2010 school year to 18 students for pre-kindergarten through grade 3, 22 students for grades 4 through 8, and 25 students for grades 9 through 12. Payment of the costs associated with this class size reduction is declared to be "the responsibility of the state and not of local school districts." Different estimates of the cost of this Amendment over the next 8 years have been put forward, ranging from $8 billion to in excess of $27 billion.

     The repeal of the state death tax credit and the public school size Amendment may leave the state legislature no alternatives except levying additional taxes, reducing other services or some combination thereof. Local governments may have pressures to fund any services discontinued by state government.

     Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

     Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

     Types of Indebtedness. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source.

Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

     Market Risk Caused by Intangible Tax Considerations. As a normal policy, on January 1 of each calendar year Florida Tax-Exempt Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that Florida Tax-Exempt Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

     TENNESSEE TAX-EXEMPT FUND - TENNESSEE MUNICIPAL SECURITIES. The average dollar-weighted credit rating of the Municipal Securities held by Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. The Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

     Investors in Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

     The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

     Due to the fundamental changes occurring in today's economy and the State's reliance upon sales tax revenues for more than 60% of its income, Tennessee continues to have a difficult time balancing its budget. Tennessee experienced substantial revenue short falls between 1999-2002 which were further exacerbated by the economic slowdown and effects of the September 11 events. In August 2002, an income tax proposal was rejected by the General Assembly which chose instead to raise an estimated $933 million in new revenue through increased sales taxes, increased excise tax, and a litany of other individual taxes to make up for the estimated $390 million shortfall in the 2001-2002 budget and to prevent a shortfall in 2002-2003. Based on projections by the Tennessee Comptroller at the time of the enactment, these tax increases were perceived to be sufficient to carry Tennessee for two to three more years. In addition, the General Assembly created a 15 member independent tax study commission to perform a comprehensive study of the tax structure in Tennessee including state, local, special district and state shared taxes. Review of the state franchise and excise taxes and the current income allocation formulas is specifically included. The Commission will report its findings, recommendations and any proposed legislation to the General Assembly on or before July 1, 2004, at which time the Commission terminates.

     After the General Assembly passed the new budget with the sales tax increase, Moody's, Fitch, and S&P each confirmed the State's debt rating as Aa2, AA and AA respectively. Both Moody's and S&P gave the State a negative outlook.

     Although the tax increases passed in 2002 were perceived to be sufficient to carry the State for two to three years, revenue projections at the beginning of 2003 indicated that the State's revenue was insufficient to meet the State's current rate of spending. Accordingly, the General Assembly in 2003, adopting the Governor's proposal almost in total, was forced to make 9% cuts in the budgets for most State departments in order to balance the 2003-2004 budget.

     Additional stress on the Tennessee budget is expected over the next few years as the State attempts to implement increases in teacher salaries mandated by the Tennessee Supreme Court. See Tennessee School Systems v. McWherter, M 2001-01957-SC-R3-CV (Tenn. filed Oct. 8, 2002). Projected costs for implementing the Court's decision fall between $50 and $400 million annually depending on the remedy ultimately implemented.

     Anti-income tax sentiment remains very high. Accordingly, with the expected continuing budget problems, it is likely that Tennessee will continue to seek to find new alternative revenue sources in addition to the sales tax increase while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

     For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http:www.state.tn.us/finance/act/cafr.html.

STRATEGIC PORTFOLIOS

     Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined allocation ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

     Each Strategic Portfolio invests its assets in the Underlying Funds within the allocation ranges (expressed as a percentage of each Strategic Portfolio's assets) indicated below:

                                              ALLOCATION RANGES
                               -----------------------------------------------
                                                                     MODERATE
                                                                       GROWTH
                               AGGRESSIVE               GROWTH AND      AND
                                 GROWTH       GROWTH      INCOME       INCOME
      UNDERLYING FUND           PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
      ---------------          ----------   ---------   ----------   ---------
Value Fund..................      0-20%       0-15%        0-15%       0-15%
Select Equity Fund..........      0-15%       0-15%        0-10%       0-10%
Enhanced Market Fund........      0-25%       0-20%        0-15%       0-15%
Large Cap Fund..............      0-15%       0-15%        0-10%       0-10%
Capital Growth Fund.........      0-20%       0-15%        0-15%       0-15%
Mid Cap Fund................      0-15%       0-15%        0-10%       0-10%
Small Cap Fund..............      0-25%       0-15%        0-10%       0-10%
International Equity Fund...      0-15%       0-15%        0-10%       0-10%
Government Income Fund......         0%       0-15%        0-20%       0-25%
High Quality Bond Fund......     0-30%%       0-45%        0-60%       0-40%
Limited Term Bond Fund......      0-10%       0-15%        0-20%       0-25%
Prime Money Market Fund.....       0-5%        0-5%         0-5%        0-5%

     The Underlying Funds in which a Strategic Portfolio invests, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

     Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, each Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

     The 1940 Act permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

     The following investment restrictions are fundamental, which means that they cannot be changed with respect to a particular Fund without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. (See "Additional

Information - Miscellaneous"). If any percentage restriction described herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. The first two restrictions apply to each Fund.

UNDERWRITING

     No Fund may underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

COMMODITIES

     No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, and Tennessee Tax-Exempt Fund which may purchase futures contracts), or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, Mid Cap Fund and Large Cap Fund.)

DIVERSIFICATION

PRIME MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND

     No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Fund's total assets may be invested without regard to such 5% limitation.

For the Prime Money Market Fund and Institutional Money Market Fund, there is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the Tax-Exempt Money Market Fund, for purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

     No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the purposes of this restriction, there is no limit to the percentage of assets that may be invested in securities of other investment companies for the Mid Cap Fund, Large Cap Fund, Treasury Reserve Money Market Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio.

INDUSTRY CONCENTRATION

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND

     Neither Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

TAX-EXEMPT MONEY MARKET FUND

     The Fund may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

For the Tax-Exempt Money Market Fund, this limitation shall not apply to Municipal Securities; and for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, TREASURY RESERVE MONEY MARKET, INTERNATIONAL EQUITY FUND, MID CAP FUND, CAPITAL GROWTH FUND, LARGE CAP FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO:

     No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities;
     (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the High Quality Bond Fund, Limited Term Bond Fund, Florida Tax-Exempt Fund, High Quality Municipal Bond Fund, International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio, there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user.

For the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio, there is no limitation with respect to registered investment companies.

TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE MONEY MARKET FUND

     No Fund may purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BORROWING

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

     No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND HIGH QUALITY MUNICIPAL BOND FUND

     No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3 % with respect to the Select Equity Fund.) A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

SENIOR SECURITIES

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

     No Fund may issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

PUT AND CALL OPTIONS

TAX-EXEMPT MONEY MARKET FUND

     The Fund may not acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Money Market Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Money Market Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction and the investment restriction below, a put will be considered to be from the party to whom the Tax-Exempt Money Market Fund will look for payment of the exercise price.

     The Fund may not acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value.

FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND

     The Funds may not write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, TREASURY RESERVE MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND

     May not write or purchase call options.

VALUE FUND, SMALL CAP FUND, BALANCED FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, AND INSTITUTIONAL MONEY MARKET FUND

     No Fund may write put options.

PRIME MONEY MARKET FUND, VALUE FUND, AND INSTITUTIONAL MONEY MARKET FUND

     No Fund may purchase put options.

LENDING

VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

     No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, AND SELECT EQUITY FUND

     No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

U.S. GOVERNMENT SECURITIES

TREASURY RESERVE MONEY MARKET FUND

     The Fund may not invest in securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements related thereto.

COMMON STOCK

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND

     The Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds.

PLEDGING SECURITIES

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

     No Fund may mortgage, pledge or hypothecate any assets except in connection with any borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of its borrowing.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, AND HIGH QUALITY MUNICIPAL BOND FUND

     No Fund may mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The following investment policies are non-fundamental and may be changed by a vote of the majority of the Board. The first four policies apply to each Fund.

MARGIN TRANSACTIONS

     No Fund may purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and except that a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

SHORT SALES

     No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short); however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

OTHER INVESTMENT COMPANIES

     Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act or SEC order.

RESTRICTED SECURITIES AND REPURCHASE AGREEMENTS

     No Fund may invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

PLEDGING SECURITIES

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, AND BALANCED FUND

     No Fund may pledge its assets except in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

DIVERSIFICATION

INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, TENNESSEE TAX-EXEMPT FUND AND FLORIDA TAX-EXEMPT FUND

     No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

PUT OPTIONS

SMALL CAP FUND

     The Small Cap Fund may not write or purchase put options.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds is expected to be zero percent for regulatory purposes.

     For the fiscal years ended July 31, 2004 and July 31, 2003, the portfolio turnover rate for Balanced Fund was 6.97% and 116.42%, respectively, for the common stock portion of its portfolio and 35.28% and 29.15%, respectively, for the other portion of its portfolio.

     For the other Funds, the portfolio turnover rate for the fiscal year ended July 31, 2004 and July 31, 2003 were as follows:

FUND                                                             2004     2003
----                                                            ------   ------
Balanced Fund ...............................................    18.51%   85.88%
Enhanced Market Fund ........................................    63.75%   26.52%
Value Fund ..................................................    19.61%  116.53%
Select Equity Fund ..........................................    17.54%    7.85%
Small Cap Fund ..............................................   170.66%  220.88%
High Quality Bond Fund ......................................    37.39%   33.13%
Government Income Fund ......................................    39.41%   43.23%
Limited Term Bond Fund ......................................    34.26%   31.99%
Florida Tax-Exempt Fund .....................................    11.03%    6.17%
High Quality Municipal Bond Fund ............................     5.07%    7.21%
International Equity Fund ...................................     6.86%   17.93%
Mid Cap Fund ................................................   104.55%   59.03%
Capital Growth Fund .........................................    70.55%  151.44%
Large Cap Fund ..............................................     8.37%    6.69%
Tennessee Tax-Exempt Fund ...................................     0.00%   20.67%
Aggressive Growth Portfolio .................................    31.39%  100.45%
Growth Portfolio ............................................    27.24%  127.69%
Growth and Income Portfolio .................................    37.99%  135.23%
Moderate Growth and Income Portfolio ........................    33.52%  136.11%

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

     The Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

PRICING OF FUND SHARES - HOW NAV IS CALCULATED

     The price of a Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                 Total Assets - Liabilities
          NAV = ----------------------------
                Number of Shares Outstanding

Generally, for other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

     The NAV of each Fund and of the Shares of each Fund is determined at the times indicated below (each a "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the NYSE is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

PRICING OF MONEY MARKET FUND SHARES

     The per share NAV for each Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open. The NAV for the Prime Money Market Fund and Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time. On any day that the Bond Markets close early, such as days in advance of holidays or in the event of an emergency, the Funds reserve the right to advance the time the NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. On days when the Federal Reserve Bank of New York is closed, each Fund may elect to be open, in its discretion if it is determined to be in shareholders' best interests.

     For the Prime Money Market Fund and Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

     For the Tax-Exempt Money Market Fund, orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

     Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

PRICING OF EQUITY FUND, BOND FUND AND HYBRID FUND SHARES

     Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

     Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge. This is what is known as the offering price.

     Each Fund's securities are generally valued at the latest available sales price. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular exchange on which a security is traded and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security using fair value pricing. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem fund shares.

VALUATION OF THE MONEY MARKET FUNDS

     The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

     In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND HYBRID FUNDS

     The Funds value equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Funds use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Funds invest explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Funds' procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

     Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

     The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Trust's foreign equity securities in the wake of certain significant events.

     Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem Fund shares.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by BISYS Fund Services ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, you may purchase Shares through banks, brokers and other investment representatives which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling Shares ("Financial Institutions"). Customers purchasing Shares may include officers, trustees, directors, or employees of AmSouth Bank or its correspondent banks.

PURCHASE OF SHARES

     Public Offering Price. The public offering price of Class A Shares (except Money Market Fund Class A Shares) is their net asset value computed after the sale plus a sales charge which varies based upon the number of Shares purchased. The public offering price of Money Market Fund Class A Shares, Class B Shares and Class I Shares is their net asset value computed after the sale. The public offering price for these Shares is calculated by dividing their net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Institutional Class 1, Institutional Class 2, and Institutional Class 3 Shares is their net asset value per Share, as next computed after an order is received.

     The table below sets forth the required minimum investments when purchasing shares directly from BISYS:

                                    MINIMUM INITIAL   MINIMUM SUBSEQUENT
ACCOUNT TYPE                           INVESTMENT         INVESTMENT
------------                        ---------------   ------------------
CLASS A SHARES AND CLASS B SHARES
Regular                                $    1,000            $  0
Automatic Investment Plan              $      250            $100

CLASS I SHARES
Regular                                $    1,000            $  0
Retirement Account                     $      250            $ 50

INSTITUTIONAL CLASS 1 SHARES           $3,000,000            $  0

INSTITUTIONAL CLASS 2 SHARES           $  500,000            $  0

INSTITUTIONAL CLASS 3 SHARES           $   50,000            $  0

     Automatic Investment Plan. The Funds allow an investor to make automatic investments in Class A Shares and Class B Shares of the Funds from his or her bank account, through payroll deduction or from his or her federal employment, Social Security or other regular government checks. Automatic investments can be made for $100 once the initial required minimum of $250 has been invested to open the account. (see "Automatic Investment Plan" in the relevant Prospectuses and in the section entitled "Additional Information Regarding Brokers" below for more information.)

REDEMPTION OF SHARES

     A shareholder may sell his or her Shares at any time. The redemption sales price will be the next net asset value after his or her sell order is received by the Fund, its transfer agent, or investment representative. Normally, a shareholder will receive his or her proceeds within a week after a redemption request is received.

     Suspension of Redemption Requests. The right to redeem Fund Shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Funds to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Funds' shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, a shareholder may withdraw his or her offers of redemption, or they will receive payment at the net asset value per share in effect at the close of business on the first day the NYSE is open after termination of the suspension

     The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (see "Selling Your Shares" in the relevant Prospectus for instruction on how to redeem Fund Shares.)

     Redemption In Kind. Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the redeemed shares. When a shareholder converts these securities to cash, he or she will pay brokerage charges.

     In March 2003, the Board adopted procedures permitting the Funds to satisfy redemption requests from an affiliated person by means of an in-kind distribution of portfolio securities. In accordance with the procedures, the Board, including a majority of the Independent Trustees, determines quarterly that all redemptions in-kind to affiliated shareholders made during the preceding quarter (if any): (i) were effected in accordance with those procedures; (ii) did not favor the affiliated shareholder to the detriment of any other shareholder; and (iii) were in the best interests of the distributing Fund. The Trust's Procedures Related to the Processing of In-Kind Redemption Requests with Affiliated Persons allow the Funds to respond to large redemption requests in a timely and efficient manner.

     CLASS A SHARES - SALES CHARGES

     Sales Charges - Class A Shares (except for the Money Market Funds Class A Shares). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth below, and in each Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

     A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more Funds or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

EQUITY FUNDS AND STRATEGIC PORTFOLIOS:

                                              SALES CHARGE
                                                AS A % OF
YOUR INVESTMENT                              OFFERING PRICE   DEALER REALLOWANCE
---------------                              --------------   ------------------
Up to $49,999.............................        5.50%              5.50%
$50,000 up to $99,999.....................        4.50%              4.50%
$100,000 up to $249,999...................        3.50%              3.50%
$250,000 up to $499,999...................        2.50%              2.50%
$500,000 up to $999,999...................        1.50%              1.50%
$1,000,000 and above......................        0.00%              0.00%

FIXED INCOME FUNDS EXCEPT LIMITED TERM BOND FUND:

                                              SALES CHARGE
                                                AS A % OF
YOUR INVESTMENT                              OFFERING PRICE   DEALER REALLOWANCE
---------------                              --------------   ------------------
Up to $99,999.............................        4.00%              4.00%
$100,000 up to $249,999...................        3.00%              3.00%
$250,000 up to $499,999...................        2.00%              2.00%
$500,000 up to $999,999...................        1.00%              1.00%
$1,000,000 and above......................        0.00%              0.00%

LIMITED TERM BOND FUND:

                                              SALES CHARGE
                                                AS A % OF
YOUR INVESTMENT                              OFFERING PRICE   DEALER REALLOWANCE
---------------                              --------------   ------------------
Up to $249,999............................        2.00%              2.00%
$250,000 up to $499,999...................        1.50%              1.50%
$500,000 up to $999,999...................        1.00%              1.00%
$1,000,000 and above......................        0.00%              0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of a shareholder's cost for the shares or their net asset value at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may also pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of another mutual fund complex within 30 days of redemption, only if the investor paid a front-end sales charge.

     Reinstatement Privilege. If a shareholder has sold Class A Shares and decides to reinvest in the Fund within a 90-day period, he or she will not be charged the applicable sales charge on amounts up to the value of the shares that were originally sold. To take advantage of this reinstatement privilege, a shareholder must provide a written request for reinstatement and payment within 90 days of the date his or her instructions to sell were processed.

     Sales Charge Reductions. Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, a shareholder may qualify for reduced sales charges under the following circumstances.

     - Letter Of Intent. An investor may qualify for reduced initial sales charges by completing a letter of intent. The letter of intent confirms in writing that an investor intends to purchase enough shares over a 13-month period to qualify for a reduced sales charge. The investor is required to include a minimum of 5% of the total amount he or she intends to purchase with the letter of intent.

     - Rights Of Accumulation. A shareholder may qualify for reduced initial sales charges based upon his or her existing investment in a Fund at the time of the proposed purchase. When the value of shares a shareholder already owns plus the amount he or she intends to invest reaches the amount needed to qualify for reduced sales charges, the shareholder's added investment will qualify for the reduced sales charge. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value of the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: individual or joint accounts; certain retirement accounts (IRAs etc.); other accounts owned by the same shareholder (determined by Tax ID) or other shareholders eligible under the Combination Privilege defined below.

     - Combination Privilege. A shareholder may qualify for reduced initial sales charges through a combination privilege. The Combination Privilege allows a shareholder to combine accounts of multiple Funds or accounts of immediate family members (spouse and children under 21) to achieve reduced sales charges.

     In order to obtain a sale charge reduction you may need to provide the Distributor or your investment representative with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

     Sales Charge Waivers. The following purchases of Class A Shares qualify for waivers of sales charges:

     - Shares purchased by investment representatives through fee-based investment products or accounts.

     - Shares purchased upon the reinvestment of dividend and capital gain distributions.

     - Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

     - Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     - Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not individual retirement accounts ("IRAs")).

     -    Shares purchased under the Reinstatement Privilege defined below.

     * Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

     You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

     Reinstatement Privilege. If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

     CLASS B SHARES - CONTINGENT DEFERRED SALES CHARGES

     Contingent Deferred Sales Charges - Class B Shares. Class B Shares are offered at net asset value, without any upfront sales charge. Therefore, all the money a shareholder invests is used to purchase Shares. However, if a shareholder sells his or her Class B Shares before the sixth anniversary, he or she will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based on the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. A CDSC is not charged on reinvested dividends or other distributions. If an investor sells some but not all of his or her Shares, certain Shares not subject to the CDSC (i.e. Shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC

(typically the Shares held for the longest period of time.) The maximum permitted to invest for Class B purchases is $99,999.

YEARS SINCE PURCHASE   CDSC AS A PERCENTAGE OF THE DOLLAR AMOUNT SUBJECT TO THE CHARGE
--------------------   ---------------------------------------------------------------
         0-1                                        5.00%
         1-2                                        4.00%
         2-3                                        3.00%
         3-4                                        3.00%
         4-5                                        2.00%
         5-6                                        1.00%
     more than 6                                    None

     Conversion Feature - Class B Shares. Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase. The dollar value of Class A Shares received will equal the dollar value of the Class B Shares converted. After conversion, an investor's shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase his or her investment return compared to the Class B Shares. An investor will not pay any sales charges or fees when his or her Shares convert from Class B Shares to Class A Shares, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares.

     CDSC Waivers. The CDSC on Class B Shares will be waived under certain circumstances, including the following:

          - Redemptions from accounts following the death or disability of a shareholder.

          -    Returns of excess contributions to retirement plans.

          - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

          - Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

          - Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

     CLASS I SHARES

No Sales Charges.

     MONEY MARKET FUNDS

No Sales Charges.

     Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

     Conversion of Money Market Fund Shares. The Trust reserves the right to convert, at net asset value, Institutional Class 1 Shares of any Shareholder to Class I Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Institutional Class 1 Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Institutional Class 1 Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Class I Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Institutional Class 1 Shares to Class I Shares, the Shareholder will be given notice that the value of the Institutional Class 1 Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

REDEMPTION FEE

EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS

     If a shareholder sells his or her Class A Shares, Class B Shares or Class I Shares or exchanges them for shares of another Fund within 30 days of the date of purchase, he or she will be charged a 2.00% fee on the current net asset value of the Class A Shares, Class B Shares or Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

     The Fund uses a "first-in, first-out" method to determine how long a shareholder has held his or her shares. This means that if shares were purchased on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

     Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

          -    redemptions of shares held in certain omnibus accounts

          -    retirement plans that cannot implement the redemption fee

          -    certain wire order redemptions

          - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary)

          - redemptions from accounts that meet certain criteria established by management and approved by the Trustees

     The Funds reserve the right to waive, modify the terms of, or terminate the redemption fee at any time in their discretion.

MARKET TIMING FUND SECURITIES

     The Funds discourage market timing and do not accommodate investors who wish to engage in market timing strategies. The Funds may restrict or refuse purchases or exchanges by market timers or transactions for shareholders who engage in frequent purchase and redemption activity.

     The Board has adopted a market timing policy for the Trust. This policy provides that the Funds, other than the Money Market Funds, are intended for long-term investing. Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. The Funds do not accommodate investors who wish to engage in market timing strategies. To discourage market timing, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I shares of Equity Funds, Hybrid Funds and Bond Funds (each as defined in the prospectus) exchanged or redeemed within 30 days of purchase, except as described in the prospectus under "Redemption Fee." The Funds also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may restrict or refuse purchases and exchanges by investors or groups of investors who engage in market timing practices.

     The Funds, or their agents, also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount, or otherwise potentially disruptive to the Funds. The Funds, or their agents, may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

     The market timing policy will be applied uniformly to all shareholder accounts. In certain cases, it may be difficult to identify whether a particular order placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

EXCHANGING SHARES

     The Funds permit shareholders to exchange Shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges. The shareholder must meet the minimum investment requirements for the Fund into which he or she is exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if the shareholder becomes eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee described above is charged on exchanges made within 30 days of a purchase or exchange transaction.

          - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the shareholder will pay the difference.

          - The registration and tax identification numbers of the two accounts must be identical.

          - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

          - To prevent disruption in the management of a Fund due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.

                     ADDITIONAL INFORMATION REGARDING TAXES

TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

     It is the policy of each Fund (which is treated as a separate corporation for federal tax purposes) to continue to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they may be subject.

     To qualify for such tax treatment, a Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of securities and foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or such currencies; (b) each taxable year distribute to its shareholders at least 90% of the sum of its investment company taxable income (generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and its net tax-exempt income; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and gains it distributes to its shareholders. If a Fund failed to qualify for that treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from its current and accumulated earnings and profits ("E&P"), including any distributions of net tax-exempt income and net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for treatment as a regulated investment company.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all of its capital gain net income for the one-year period ending on October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend a Fund pays to its shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

     Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

     Distributions. Each Fund will distribute at least annually any net investment income and net realized capital and foreign currency gains. Distributions of any taxable net investment income, net short-term gain, and net gain from certain foreign currency transactions are taxable as ordinary income, except that a Fund's dividends attributable to "qualified dividend income" (i.e., dividends received on stock of U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions) ("QDI") generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. A portion of a Fund's dividends - not exceeding the aggregate dividends it receives from domestic corporations only - also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of a Fund's net capital gain, if any, are taxable as long-term capital gains, regardless of how long a shareholder has held Fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders (as a result of enactment of the 2003 Act) to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. Distributions of taxable income or capital gains are taxable to shareholders whether received in cash or reinvested in Fund shares.

     Dividends and other distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's E&P, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased when the Fund's net asset value reflects gains that are either unrealized or are realized but not distributed.

     If a Fund makes a distribution in excess of its E&P in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

     Exempt-Interest Dividends. A Fund will qualify to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the total value of its assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends, which equal the excess of a Fund's excludable interest over certain amounts disallowed as deductions, will be excluded from the shareholders' gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as Preference Items in computing the federal alternative minimum tax. Also, all other exempt-interest dividends a corporate shareholder receives are subject indirectly to that tax. A Fund that qualifies to pay exempt-interest dividends will inform its shareholders following the end of each taxable year of the percentage of its dividends designated as exempt-interest dividends.

     If a shareholder receives an exempt-interest dividend with respect to any shares the shareholder held for six months or less, any loss on the sale or exchange of such shares will be disallowed to the extent of the amount of such dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

     A Fund that intends to pay exempt-interest dividends may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices, and other assets.

     Part or all of the interest on any indebtedness a shareholder incurs or continues to purchase or carry shares of a Fund that pays exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions from net capital gains) paid to the shareholder that are exempt-interest dividends. For these purposes, the purchase of shares may be considered to have been made with borrowed funds even though those funds are not directly traceable to the purchase.

     In general, the portion, if any, of exempt-interest dividends attributable to interest received on certain private activity obligations will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by those obligations or who are "related persons" of such substantial users.

     The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

     Selling Shares. A shareholder who sells Fund shares will generally recognize gain or loss in an amount equal to the difference between the adjusted tax basis in the Fund shares and the amount received. If a shareholder holds Fund shares as capital assets, the gain or loss will be a capital gain or loss. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains (gains from the sale or exchange of capital assets held for one year or less), which will continue to be taxed at the ordinary income rate.

     Any loss on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales. In addition, any loss realized on the sale or exchange of shares will be disallowed to the extent that a shareholder replaces the disposed of Fund shares with other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement shares will be adjusted to reflect the disallowed loss.

     Hedging Transactions. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of its assets, convert short-term capital losses to long-term capital losses, convert long-term capital gains to short-term capital gains, and/or otherwise affect the character of its income. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Income earned as a result of these transactions will not be QDI and will not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of their shareholders.

     Foreign Investments and Taxes. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     International Equity Fund may qualify for and may make an election pursuant to which shareholders would be eligible to claim a credit or deduction on their federal income tax returns for, and would be required to treat as part of the amounts distributed to them, their pro rata portion of foreign taxes the Fund paid or incurred to foreign countries. The Fund may make such an election if more than 50% of the value of its total assets at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     If International Equity Fund invests in "passive foreign investment companies" ("PFICs"), certain distributions the Fund receives therefrom could be subject to federal income tax and interest payable by the Fund. In addition, gain realized from the sale or other disposition of PFIC securities will be treated as ordinary income and similarly taxable unless the Fund makes certain elections, if they are available to it.

     Information set forth in the Prospectuses and this SAI relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations in effect on the date thereof; such laws and regulations may be changed by legislative or administrative action, sometimes with retroactive effect.

DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

     The Money Market Funds. The net income of each Money Market Fund is declared daily as a dividend to its shareholders of record at the close of business on the day of declaration. Dividends generally are paid monthly. Net capital gains (if any) are distributed at least annually. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the same class at net asset value as of the date of payment unless the shareholder elects to receive them in cash. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a shareholder's complete redemption of his or her shares.

     The Taxable Money Market Funds. Because all of the net investment income of each of these Funds is expected to be interest income, it is anticipated that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee making any "capital gain distributions." Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

     The Bond Funds. Each Bond Fund will declare a dividend monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to shareholders of record. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares unless the shareholder elects to receive such dividends or distributions in cash. Dividends and other distributions are reinvested without a sales charge as of the ex-distribution date using the net asset value determined on that date and are credited to a shareholder's account on the payment date. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Elections to receive dividends or other distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent.

     The Taxable Bond Funds. Distributions by each of these Funds of ordinary income and/or net short-term gain are taxable to its shareholders as ordinary income. It is not expected that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders.

     Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

     The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of that discount, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a de minimis amount. Accordingly, any of these Funds may be required to distribute each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

     The Tax-Exempt Funds. As indicated in the Prospectuses of these Funds, they are designed to provide shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of these Funds would not be suitable for tax-exempt institutions or retirement plans qualified under section 401 of the Code (including so-called Keogh or H.R. 10 plans) and IRAs. Such plans and accounts are tax-exempt and, therefore, would not gain any additional benefit from the tax-exempt status of these Funds' exempt-interest dividends.

     In addition, these Funds may not be appropriate investments for shareholders that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof because these Funds may invest in those bonds and, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. "Substantial user" is defined to include a non-exempt person who regularly uses a part of such facilities in his trade or business. Each shareholder that may be considered a "substantial user" or "related person" should consult a tax advisor with respect to whether exempt-interest dividends the shareholder receives would retain the exclusion under section 103 of the Code.

     As indicated in the Prospectuses of these Funds, they may acquire puts with respect to Municipal Securities (and in the case of the Florida Tax-Exempt Fund, Florida Municipal Securities) held in their portfolios. See "Investment Objectives and Policies - Portfolio Instruments - Puts" in this SAI. The policy of each of these Funds is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service ("IRS") has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of such puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire. Therefore, although each of these Funds will only acquire a put after concluding that it will have the tax consequences described above, the IRS could reach a different conclusion. If any of these Funds was not treated as the owner of the Municipal Securities subject to a put, income from such securities would not be tax-exempt.

ALABAMA TAXES

     Section 40-18-14(3)f. of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d. provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14.02(l)(d) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for

Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, a ruling of the Administrative Law Division of the Alabama Department of Revenue in 1990 extended these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Prior to June 2000, this treatment was confirmed in a regulation of the Department of Revenue. However, in June 2000, the regulation was amended to delete that provision. Now Regulation Section 810-3-14.02(2) exempts from taxation items of income which federal law prohibits the states from taxing. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

     Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income and are currently taxed at ordinary rates.

     The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this SAI; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the High Quality Municipal Bond Fund and its Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

FLORIDA TAXES

     The State of Florida does not impose an income tax on individuals. Therefore, distributions of Florida Tax-Exempt Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Entities treated as "pass through" entities for federal tax purposes, such as partnerships, S corporations and most limited liability companies normally would not pay Florida income tax on distributions of Florida Tax-Exempt Fund, however the owners of these entities would be treated as having received the distribution directly. Distributions from pass through entities would be taxable if the owner were a corporation subject to the tax, and would be exempt if the owner were an individual. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

     In the opinion of special Florida tax counsel to the Fund, Shareholders of Florida Tax-Exempt Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible

Tax") will not be subject to the Intangible Tax on shares of the Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is Florida Tax-Exempt Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. Florida Tax-Exempt Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 Florida Tax-Exempt Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

     The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect Florida Tax-Exempt Fund and its Shareholders. Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

     The Tennessee Hall Income Tax is imposed on individuals, beneficiaries of estates and trusts, partnerships, business trusts, or any other entity if such persons or entities are domiciled in or residents of Tennessee who received dividends from stock or interest from bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

     Generally, bonds of the type comprising Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the ownership of the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

     The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.

                             MANAGEMENT OF THE TRUST

TRUSTEES

     Overall responsibility for management of the Trust rests with the Board, the members of which are elected by the Shareholders of the Trust. There are currently ten Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act and two of whom are Advisory Trustees. The Board, in turn, elects the officers of the Trust to supervise actively its day-to-day operations. The names, dates of birth and principal occupation during the past five years of each Trustee are described in the table below. The address for each Trustee is 3435 Stelzer Road, Columbus, Ohio 43219.

                                              Term of
                                            Office and
                            Position Held    Length of      Number of          Other
                             With AmSouth      Time           Funds        Directorships    Principal Occupation(s) During the
Name and Date of Birth          Funds         Served*        Overseen           Held                  Past Five Years
----------------------      -------------   ----------   ---------------   -------------   ------------------------------------
INDEPENDENT TRUSTEES:

Dick D. Briggs, Jr., M.D.   Trustee         Since 1992   Trustee of        N/A             From March 1997 to present, Chief
Date of Birth: 1/28/1934                                 AmSouth Funds                     Medical Officer, Best Doctors(TM)
                                                         (consisting of                    Worldwide Healthcare Services; from
                                                         23 portfolios).                   September 1967 to present, Emeritus
                                                                                           Professor and Eminent Scholar Chair,
                                                                                           Univ. of Alabama at Birmingham; from
                                                                                           October 1971 to present, Physician,
                                                                                           University of Alabama Health
                                                                                           Services Foundation.

Wendell D. Cleaver          Trustee         Since 1992   Trustee of        N/A             From September 3, 1993 to present,
Date of Birth: 9/23/1934                                 AmSouth                           retired; from December 1988 to
                                                         Funds                             August 1993, Executive Vice
                                                         (consisting of                    President, Chief Operating Officer
                                                         23 portfolios).                   and Director, Mobile Gas Service
                                                                                           Corporation.

James H. Woodward, Jr.      Trustee         Since 1987   Trustee of        N/A             From 1992 to 2002, Trustee,
Date of Birth: 11/24/1939                                AmSouth                           J. A. Jones, Inc., Construction
                                                         Funds                             Company; from July 1989 to present,
                                                         (consisting of                    Chancellor, The University of North
                                                         23 portfolios).                   Carolina at Charlotte.

                                                         Trustee of
                                                         Variable
                                                         Insurance
                                                         Funds
                                                         (consisting of
                                                         18 portfolios,
                                                         7 of which are
                                                         advised by the
                                                         Advisor).

                                              Term of
                                            Office and
                            Position Held    Length of      Number of          Other
                             With AmSouth      Time           Funds        Directorships    Principal Occupation(s) During the
Name and Date of Birth          Funds         Served*        Overseen           Held                  Past Five Years
----------------------      -------------   ----------   ---------------   -------------   ------------------------------------
Edward P. Farley            Trustee         Since 2001   Trustee of        N/A             Retired, 1999; Executive Vice
Date of Birth: 9/19/1939                                 AmSouth                           President, Old Kent Bank from
                                                         Funds                             January 1981-March 1999; Director,
                                                         (consisting of                    Kent Funds, an open-end investment
                                                         23 portfolios).                   management company, for which BISYS
                                                                                           Fund Services L.P. serves as
                                                                                           distributor, from March 1999 until
                                                                                           December 2001.

Samuel W. Jackson, Jr.      Trustee         Since 2003   Trustee of        N/A             From 2002 to present, President, Air
Date of Birth: 12/1/1951                                 AmSouth                           Ambulance Card, LLC; From 1997 to
                                                         Funds                             present, Principal, Jackson
                                                         (consisting of                    Fowlkes & Co., Inc.; from 1994-1996
                                                         23 portfolios).                   Vice President for Financial Affairs
                                                                                           and Administration - University of
                                                                                           Alabama at Birmingham.

Robert J. McMullan          Trustee         Since 2003   Trustee of        From November   From February 27 to August 11, 2004,
Date of Birth:                                           AmSouth           15, 2004 to     Senior Vice President and Chief
5/31/1954                                                Funds             present,        Financial Officer, Conexant Systems,
                                                         (consisting of    trustee of      Inc.; from 1998 to February 27,
                                                         23 portfolios).   Bancroft        2004, Chief Financial Officer,
                                                                           Convertible     GlobeSpan Virata, Inc.; from 1989
                                                                           Fund, Inc.      through 1998, Executive Vice
                                                                           and Ellsworth   President & Chief Financial Officer,
                                                                           Convertible     The BISYS Group, Inc.
                                                                           Growth and
                                                                           Income Fund,
                                                                           Inc. each
                                                                           registered
                                                                           under the
                                                                           1940 Act as a
                                                                           diversified,
                                                                           closed-end
                                                                           management
                                                                           investment
                                                                           company

                                              Term of
                                            Office and
                            Position Held    Length of      Number of          Other
                             With AmSouth      Time           Funds        Directorships    Principal Occupation(s) During the
Name and Date of Birth          Funds         Served*        Overseen           Held                  Past Five Years
----------------------      -------------   ----------   ---------------   -------------   ------------------------------------
INDEPENDENT TRUSTEES:

J. David Huber              Chairman and    Since 1987   Chairman and      N/A             From June 1987 to present, employee
Date of Birth: 5/3/1946     Trustee                      Trustee of                        of BISYS Fund Services L.P.
                                                         AmSouth Funds
                                                         (consisting of
                                                         23 portfolios).

Geoffrey von Kuhn           Trustee         Since 2002   Trustee of        N/A             From April 2001 to present, Senior
Date of Birth: 10/26/1951                                AmSouth                           Executive Vice President, AmSouth
                                                         Funds                             Bancorporation and AmSouth Bank,
                                                         (consisting of                    Head, Wealth Management Group; April
                                                         23 portfolios).                   2000 to April 2001, Head, U.S.
                                                                                           Private Bank, Citigroup; February
                                                                                           1998 to April 2000, Senior Managing
                                                                                           Director and Vice Chairman, Banc One
                                                                                           Capital Markets; May 1996 to
                                                                                           February 1998, Senior Managing
                                                                                           Director, Bank One Institutional
                                                                                           Investment Services, Inc.

*    There is no defined term of office for Trustees of AmSouth Funds.

     Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

COMPENSATION OF TRUSTEES

     Trustees who are "interested persons" of the Trust, within the meaning of
Section 2(a)(19) of the 1940 Act, receive no salary or fees from the Trust. Each Trustee who is not an interested person of the Trust (e.g., an "Independent Trustee"), receives a per meeting fee based on the average net assets of the Trust as of December 31 of the previous year.

     The Trust currently pays each Independent Trustee a per meeting fee of $6,000, plus travel and other out-of-pocket expenses incurred by the Trustees in attending Board meetings. The table below includes certain information relating to the compensation of Trustees for the fiscal year ended July 31, 2004, as well as information regarding compensation from AmSouth Funds' Fund Complex for the year ended December 31, 2003. The compensation of Trustees is set by the Board and may be reviewed periodically and changed by the Board as it deems appropriate. The Trust does not have any retirement plan for its Trustees.

     The Trustees receive fees and are reimbursed for expenses in connection with each Board meeting they attend. However, no "interested person" receives any compensation from the Trust for acting as a Trustee.

                               COMPENSATION TABLE

                                                         AGGREGATE         TOTAL COMPENSATION FROM
                                                     COMPENSATION FROM      AMSOUTH FUNDS AND FUND
            NAME OF PERSON AND POSITION               AMSOUTH FUNDS(1)   COMPLEX PAID TO TRUSTEES(1)
            ---------------------------              -----------------   ---------------------------
J. David Huber - Chairman of the Board and Trustee           None                     None
Dick D. Briggs, Jr., M.D. - Trustee                       $29,000                  $29,000
Wendell D. Cleaver - Trustee                              $29,000                  $29,000
Edward P. Farley - Trustee                                $29,000                  $29,000
James H. Woodward, Jr. - Trustee(2)                       $29,000                  $29,000
Geoffrey A. von Kuhn                                         None                     None
Samuel W. Jackson                                         $29,000                  $29,000
Robert J. McMullan                                        $29,000                  $29,000
Norma A. Coldwell - Advisory Trustee(3)                   $24,000                  $24,000
Homer H. Turner, Jr. - Advisory Trustee(3)                $24,000                  $24,000

(1) Represents compensation paid to each Trustee for the fiscal year ended July 31, 2004.

(2) Mr. Woodward also serves as Trustee for Variable Insurance Funds, an open-end investment company, with eighteen portfolios, of which seven are advised by the Advisor.

(3) Ms. Coldwell and Mr. Turner received compensation as Advisory Trustees for the fiscal year ended July 31, 2004.

DEFERRED COMPENSATION PLAN

     At a meeting held on September 19, 2002, the Board adopted a Deferred Compensation Plan for Trustees ("Plan") to permit Trustees to elect to defer some or all future compensation ("Deferred Compensation") earned from the Trust into accounts maintained by the Trust. In accordance with rules of the Code applicable to non-qualified plans, Deferred Compensation will not be currently taxable to a Trustee for federal income tax purposes. Rather, such Deferred Compensation will be taxable to a Trustee upon the payment, at the time of the Trustee's retirement, death, disability or other termination of service.

     Under the Plan, the Trust will credit the deferred compensation to a separate memorandum account ("Deferred Compensation Account") the first business day after the date the Deferred Compensation would otherwise have been payable to the Trustee. Deferred Compensation Accounts will be adjusted to reflect the gain or loss those Deferred Compensation Accounts would have experienced had they actually been invested in one or more of the Funds selected by the Trustee. Each Trustee will receive a quarterly statement of his or her Deferred Compensation Account that shows the aggregate amount credited or charged to the Deferred Compensation Account.

     The Plan provides a Trustee with certain options as to the timing and manner of payment of Deferred Compensation from his or her Deferred Compensation Account. In this regard, a Trustee may specify the date for payment of the Deferred Compensation out of his or her Deferred Compensation Account, which may be no sooner than: (a) the first business day of January of the year following the year the Trustee ceases to be a Trustee; or (b) the one-year anniversary of the Deferral Election. The death of a Trustee automatically triggers payment of the Deferred Compensation to the Trustee's beneficiary according to the Trustee's designation then in effect. Trustees also may elect to receive payments from their Deferred Compensation Accounts in a lump sum or through installments.

     Generally, the liquidation, dissolution or winding up of the Trust will automatically trigger a lump sum distribution of all unpaid amounts in the Trust's Deferred Compensation Account for a Trustee, notwithstanding any election by the Trustee. However, if the Trust sells or transfers its assets and the transfer is subject to, or the Transferee assumes, the liabilities of the Trust, the Trust need not distribute the amounts in a Deferred Compensation Account.

     A Trustee does not have a secured claim against assets of the Trust to receive future payment of the Deferred Compensation (nor does the Trustee's beneficiary or estate have any such secured claim). Amounts credited to a Trustee's Deferred Compensation Account by the Trust remain part of the general assets of the Trust and are considered the sole property of the Trust. A Trustee is treated as a general unsecured creditor of the Trust with respect to the Trust's obligations under the Plan.

     The Plan permits (but does not require) the Trust to invest an amount equal to the balance of the Deferred Compensation Plan Account in order to cover its obligations to the Trustees under the Plan. Any such investments made by the Trust continue to be part of the Trust's general assets and property and may be used by the Trust to satisfy its creditors.

     The following table shows each Trustee's ownership of shares of the AmSouth Funds as of December 31, 2003:

                                                                          AGGREGATE DOLLAR RANGE OF
                                                                           EQUITY SECURITIES IN ALL
                                                                            REGISTERED INVESTMENT
                                 DOLLAR RANGE OF EQUITY SECURITIES          COMPANIES OVERSEEN BY
TRUSTEE                                  OWNED IN EACH FUND                      THE TRUSTEE
-------                     -------------------------------------------   -------------------------
J. David Huber              Capital Growth Fund         $1-$10,000        $1-$10,000
                            International Equity Fund   $1-$10,000
                            Mid Cap Fund                $1-$10,000
                            Enhanced Market Fund        $1-$10,000
                            Value Fund                  $1-$10,000
                            Large Cap Fund              $1-$10,000
                            Select Equity Fund          $1-$10,000

Dick D. Briggs, Jr., M.D.   Capital Growth Fund         $1-$10,000        $10,001-$50,000
                            Mid Cap Fund                $1-$10,000
                            Small Cap Fund              $1-$10,000
                            Enhanced Market Fund        $1-$10,000
                            Value Fund                  $1-$10,000
                            Large Cap Fund              $1-$10,000
                            Select Equity Fund          $1-$10,000
                            High Quality Bond Fund      $1-$10,000
                            International Equity Fund   $1-$10,000

Wendell D. Cleaver          Capital Growth Fund         $1-$10,000        $50,001-$100,000
                            Enhanced Market Fund        $1-$10,000
                            Government Income Fund      $10,001-$50,000
                            International Equity Fund   $1-$10,000
                            Large Cap Fund              $1-$10,000
                            Limited Term Bond Fund      $1-$10,000
                            Mid Cap Fund                $1-$10,000
                            Prime Money Market Fund     $10,001-$50,000
                            Select Equity Fund          $1-$10,000
                            Small Cap Fund              $1-$10,000
                            Value Fund                  $10,001-$50,000

James H. Woodward Jr.       Capital Growth Fund         $1-$10,000        $1-$10,000
                            International Equity Fund   $1-$10,000
                            Mid Cap Fund                $1-$10,000
                            Small Cap Fund              $1-$10,000
                            Large Cap Fund              $1-$10,000

Edward P. Farley            International Equity Fund   $1-$10,000        $10,001-$50,000
                            Small Cap Fund              $1-$10,000
                            Moderate Growth &
                               Income Portfolio         $10,001-$50,000

Samuel W. Jackson(1)        None                                          None

Robert J. McMullan(1)       None                                          None

                                                                          AGGREGATE DOLLAR RANGE OF
                                                                           EQUITY SECURITIES IN ALL
                                                                            REGISTERED INVESTMENT
                                 DOLLAR RANGE OF EQUITY SECURITIES          COMPANIES OVERSEEN BY
TRUSTEE                                  OWNED IN EACH FUND                      THE TRUSTEE
-------                     -------------------------------------------   -------------------------
Geoffrey von Kuhn           Capital Growth Fund         $1-$10,000        $1-$10,000
                            International Equity Fund   $1-$10,000
                            Mid Cap Fund                $1-$10,000
                            Small Cap Fund              $1-$10,000
                            Enhanced Market Fund        $1-$10,000
                            Government Income Fund      $1-$10,000
                            Limited Term Bond Fund      $1-$10,000
                            Value Fund                  $1-$10,000
                            Balanced Fund               $1-$10,000
                            Large Cap Fund              $1-$10,000
                            High Quality Bond Fund      $1-$10,000
                            Select Equity Fund          $1-$10,000
                            High Quality Municipal
                               Bond Fund                $1-$10,000
                            Florida Tax-Exempt Fund     $1-$10,000
                            Tennessee Tax-Exempt Fund   $1-$10,000

THE BOARD AND COMMITTEE MEETINGS

     The Board met four times during the Trust's fiscal year ended July 31, 2004, and each Trustee attended each meeting of the Board and of any committee of which he or she was a member during that year.

     Audit Committee. The Audit Committee was formed (a) to oversee generally the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) to act as a liaison between the Trust's independent auditors and the full Board; (d) to approve, prior to appointment, the engagement of the Trust's independent auditors, and to review and evaluate the independent auditors' qualifications, independence and performance; and (e) to pre-approve the engagement of the Trust's auditors to provide audit and non-audit services to the Trust and non-audit services to the Advisor and its affiliates that provide ongoing services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Audit Committee is composed entirely of Independent Trustees; its members are Wendell D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. During the fiscal year ended July 31, 2004, the Committee met two times.

     Nominating Committee. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are Wendell
D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of John

Calvano, AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio, 43219. During the Fiscal Year ended July 31, 2004, the Committee met one time.

     The Declaration of Trust provides that the Trust will indemnify each of its Trustees and officers against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which a Trustee or officer may be or may have been involved as a party or otherwise or with which a Trustee or officer may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee or officer except with respect to any matter as to which a Trustee or officer will have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Expenses, including counsel fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), will be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of a Trustee or officer to repay amounts paid to the Trust if it is ultimately determined that indemnification of expenses is not authorized, provided, however, that either (a) the Trustee or officer has provided appropriate security for such undertaking, (b) the Trust will be insured against losses arising from any advance payments or (c) either a majority of the Independent Trustees acting on the matter (provided that a majority of the Independent Trustees then in office act on the matter), or independent legal counsel in a written opinion, has determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

OFFICERS OF AMSOUTH FUNDS

     The names, dates of birth and principal occupation during the past five years of each officer of the AmSouth Funds are described in the table below. Each officer's address is 3435 Stelzer Road, Columbus, Ohio 43219.

                                Term of
                   Position    Office and
                  Held With    Length of
Name and Date      AmSouth       Time         Number of Funds     Other Directorships   Principal Occupation(s) During
  of Birth          Funds       Served*           Overseen                Held                the Past Five Years
-------------     ---------   -----------   -------------------   -------------------   ------------------------------
John F. Calvano   President   Since 1999        President of              N/A           From September 1999 to
Date of Birth:                                 AmSouth Funds                            present, Senior Vice
3/30/1960                                      (consisting of                           President, AmSouth Bank; from
                                              23 portfolios).                           October 1994 to September
                                                                                        1999, employee of BISYS Fund
                                                                                        Services Limited Partnership.

Walter B. Grimm      Vice     Since 1994     Vice President of            N/A           From June 1992 to present,
Date of Birth:    President                    AmSouth Funds                            employee of BISYS Fund
6/3/1945                                       (consisting of                           Services Ohio, Inc.
                                              23 portfolios).

Trent Statczar    Treasurer   Since 2003        Treasurer of              N/A           From June 1993 to present,
Date of Birth:                                 AmSouth Funds                            employee of BISYS Fund
8/31/1971                                      (consisting of                           Services Ohio, Inc.
                                              23 portfolios).

                                Term of
                   Position    Office and
                  Held With    Length of
Name and Date      AmSouth       Time         Number of Funds     Other Directorships   Principal Occupation(s) During
  of Birth          Funds       Served*           Overseen                Held                the Past Five Years
-------------     ---------   -----------   -------------------   -------------------   ------------------------------
Warren Leslie     Secretary   Since June,   Assistant Secretary           N/A           May 1995 to present, employee
Date of Birth:                  2004         of AmSouth Funds                           of BISYS Fund Services Ohio,
2/13/1962                                    (consisting of 23                          Inc.
                                                portfolios)

Alaina V. Metz    Assistant     Since 1995  Assistant Secretary           N/A           From June 1995 to present,
Date of Birth:    Secretary                   of AmSouth Funds                          Vice President, Administrative
4/7/1967                                       (consisting of                           and Regulatory Services, BISYS
                                               23 portfolios).                          Fund Services Ohio, Inc.

                                            Assistant Secretary
                                                of Variable
                                              Insurance Funds
                                             (consisting of 15
                                             portfolios, 7 of
                                             which are advised
                                              by the Advisor).

*    There is no defined term of office for officers of AmSouth Funds.

     The officers of the Trust are interested persons (as defined in the 1940
Act) and receive no compensation directly from the Trust for performing the duties of their offices.

     ASO Services Company, Inc. ("ASO"), an affiliate of BISYS, receives fees from the Trust for acting as Administrator and for providing fund accounting services to the Trust. BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent and Sub-Administrator. Messrs. Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS Fund Services Ohio, Inc., not BISYS.

CODE OF ETHICS

     Each Fund, AAMI, BISYS, Five Points Capital Advisors, Inc., Sawgrass Asset Management, LLC, OakBrook Investments, LLC, and Dimensional Fund Advisors Inc. have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes permit personnel, subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund. The primary purpose of the Codes is to ensure that personal trading by employees, officers, and trustees/directors does not disadvantage any Fund. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund. The Codes are on file with, and may be obtained from the SEC's EDGAR system at www.sec.gov.

INVESTMENT ADVISOR

     AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for each Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth

Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are each a separate, wholly owned subsidiary of AmSouth Bank and AmSouth Bank is a wholly owned subsidiary of AmSouth Bancorporation. AAMI is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. As a result of the reorganization, AAMI replaced AIMCO as the investment adviser to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

     AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. AmSouth Bank's Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

     Investment advisory and management services are provided to each Fund by the Advisor pursuant to an Amended and Restated Investment Advisory Agreement dated as of October 15, 2002 and amended and restated as of December 1, 2004 (the "Advisory Agreement").

     Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Institutional Money Market Fund - twenty one-hundredths of one percent (0.20%) annually; Tax-Exempt Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Tennessee Tax-Exempt Fund
- forty-five one-hundredths of one percent (0.45%) annually; Treasury Reserve Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Value Fund - eighty one-hundredths of one percent (0.80%) annually; High Quality Bond Fund - forty-five one-hundredths of one percent (0.45%) annually; Limited Term Bond Fund - forty-five one-hundredths of one percent (0.45%) annually; Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; Government Income Fund - forty-five one-hundredths of one percent (0.45%) annually; Florida Tax-Exempt Fund - forty-five one-hundredths of one percent (0.45%) annually; High Quality Municipal Bond Fund - forty-five one-hundredths of one percent (0.45%) annually; Small Cap Fund - ninety one-hundredths of one percent (0.90%) annually; Select Equity Fund - eighty one hundredths of one percent (0.80%) annually; Enhanced Market Fund - thirty-five one hundredths of one percent (0.35%) annually; International Equity Fund - ninety one-hundredths of one percent (0.90%) annually; Mid Cap Fund - ninety one-hundredths of one percent (0.90%) annually; Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; and Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

     For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, AmSouth Investment Management Company, Inc., the Funds' former investment advisor, received the following investment advisory fees:

                                     FISCAL YEAR ENDED         FISCAL YEAR ENDED        FISCAL YEAR ENDED
                                       JULY 31, 2004             JULY 31, 2003            JULY 31, 2002
                                  -----------------------   -----------------------   ---------------------
                                                 AMOUNT                    AMOUNT                   AMOUNT
                                    EARNED       WAIVED       EARNED       WAIVED       EARNED      WAIVED
                                  ----------   ----------   ----------   ----------   ----------   --------
Balanced Fund                     $1,377,629    $ 20,330    $1,209,824   $   15,973   $1,299,401   $ 22,652
Enhanced Market Fund              $  732,125    $ 14,519    $  339,421   $   13,221   $  202,437   $  6,258
Value Fund                        $4,386,661    $ 34,016    $4,246,867   $   41,423   $5,172,401   $ 64,236
Select Equity Fund                $  702,408    $  5,784    $  291,340   $    3,331   $  114,875         --
Florida Tax-Exempt Fund           $  393,123    $154,433    $  409,215   $  157,390   $  400,794   $154,151
Institutional Money Market Fund   $  816,212    $530,670    $1,057,264   $  687,207   $1,374,900   $893,666
Small Cap Fund                    $2,489,917    $226,616    $1,810,147   $  162,844   $1,874,337   $156,193
High Quality Bond Fund            $4,181,619    $999,036    $4,270,054   $1,049,647   $4,213,775   $972,413
Government Income Fund            $1,700,324    $396,930    $1,868,480   $  437,440   $1,942,574   $448,288
Limited Term Bond Fund            $1,727,822    $420,993    $1,324,558   $  333,810   $  115,349   $257,389
High Quality Municipal
   Bond Fund                      $2,396,233    $930,510    $2,461,843   $  954,034   $2,561,775   $985,297

                                 FISCAL YEAR ENDED         FISCAL YEAR ENDED        FISCAL YEAR ENDED
                                   JULY 31, 2004             JULY 31, 2003            JULY 31, 2002
                              -----------------------   -----------------------   ---------------------
                                             AMOUNT                    AMOUNT                   AMOUNT
                                EARNED       WAIVED       EARNED       WAIVED       EARNED      WAIVED
                              ----------   ----------   ----------   ----------   ----------   --------
Prime Money Market Fund       $2,685,044   $  335,624   $3,448,016    $431,014    $5,413,220   $676,671
Tax-Exempt Money Market
   Fund                       $  617,263   $  231,475   $  739,887    $277,458    $  792,383   $297,145
International Equity Fund     $4,312,453   $1,517,991   $2,633,518    $926,998    $2,007,931   $374,537
Mid Cap Equity Fund           $1,480,509   $  598,226   $  932,776    $374,281    $  558,336   $ 21,128
Capital Growth Fund           $2,219,890   $    1,957   $2,025,822    $ 11,975    $2,402,236         --
Large Cap Equity Fund         $3,466,082   $  217,025   $3,746,060    $248,530    $4,530,040   $283,135
Tennessee Tax-Exempt Fund     $  303,156   $   71,699   $  362,011    $ 86,676    $  369,641   $ 85,302
Treasury Reserve Money
   Market Fund                $  638,297   $   79,786   $  673,905    $ 84,240    $1,332,571   $166,576
Aggressive Growth Portfolio   $   76,850   $   38,424   $   46,300    $ 23,149    $   49,404   $ 24,702
Growth Portfolio              $   78,201   $   39,100   $   41,316    $ 20,658    $   40,307   $ 20,153
Growth and Income Portfolio   $  199,490   $   99,743   $  151,310    $ 75,654    $  158,364   $ 79,180
Moderate Growth and Income
   Portfolio                  $   75,857   $   37,928   $   53,551    $ 26,775    $   45,707   $ 22,853

     The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

     Unless sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods if such continuance is approved at least annually by the Board or by a 1940 Act Majority Vote and a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

     The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Board, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     In selecting investments for the Value Fund and Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

     In selecting investments for each of the Bond Funds, and Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

INVESTMENT SUB-ADVISORS

     Investment sub-advisory services are provided to certain Funds, as described below, subject to AAMI's supervision and oversight. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the adoption of proposed rules, or receipt of an order from the Securities and Exchange Commission, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

     Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund pursuant to an investment sub-advisory agreement dated as of May 12, 2001 and amended and restated as of October 1, 2003. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund, and the Mid Cap Fund pursuant to an investment sub-advisory agreement dated as of May 12, 2001 and amended and restated as of October 1, 2003. Dimensional Fund Advisors Inc. ("Dimensional") serves as investment sub-advisor to the International Equity Fund pursuant to an investment sub-advisory agreement dated as of October 16, 2001 and amended and restated as of October 1, 2003. Sawgrass, OakBrook and Dimensional each provide services pursuant to an investment sub-advisory agreement with the Advisor. Sawgrass, OakBrook and Dimensional are each referred to as a "Sub-Advisor."

     Sawgrass. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass. Under the terms of the agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets.

     OakBrook. Investment sub-advisory services are provided to the Select Equity Fund, Enhanced Market Fund and Mid Cap Fund by Oakbrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and Enhanced Market Fund, respectively. The Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.30% of average daily net assets up to $50 million and 0.20% of average daily net assets in excess of $50 million of the Mid Cap Fund.

     Dimensional. Investment sub-advisory services are provided to the International Equity Fund by Dimensional. Under the terms of the Agreement, the Advisor has agreed to pay Dimensional a monthly fee at the annual rate of 0.40% of average daily net assets up to $40 million and 0.20% of average daily net assets in excess of $40 million of the International Equity Fund.

     A Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which its Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act and other Rules with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

     Unless sooner terminated, the sub-advisory agreements continue in effect with respect to the Mid Cap Fund and International Equity Fund until October 16, 2005. Thereafter, these sub-advisory agreements shall continue in effect for successive one-year periods if such continuance is approved at least annually by a majority of the Board who are not parties to the sub-advisory agreement or interested persons (as defined in the 1940 Act) of any party to the sub-advisory agreement by vote cast in person at a meeting called for such purpose and by a 1940 Act Majority Vote or the Board. The sub-advisory agreements with respect to the Small Cap Fund, Enhanced Market Fund, and Select Equity Fund each continue in effect for one-year periods, provided such continuance is approved annually in the manner set forth above. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENT AND EACH SUB-ADVISORY AGREEMENT

     In evaluating the investment advisory agreement and each related investment sub-advisory agreement (together, the "Agreements"), the Board, including the Independent Trustees, reviewed materials furnished by AAMI, Sawgrass, OakBrook and Dimensional and met with senior representatives of each regarding their personnel, operations and performance. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Independent Trustees were advised by independent legal counsel throughout this process.

     In approving the Agreements, the Board evaluated whether they were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated reports and presentations from the Advisor and the Sub-Advisors that addressed specific factors designed to inform the Board's consideration of these and other issues.

     With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Advisor and each Sub-Advisor's resources and responsiveness with respect to the Funds' performance and discussed efforts being made to improve the performance records of the Funds. The Board considered the Advisor's and each Sub-Advisor's personnel. The Board also considered the Advisor's and each Sub-Advisor's positive compliance history, as the firms have been free of significant compliance problems.

     With respect to the overall fairness of the Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Advisor and each Sub-Advisor and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisors, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the factors that contributed to the higher fee. The Board also considered fee reductions implemented by AAMI as well as the voluntary limits on Fund expenses undertaken by the Advisor and each Sub-Advisor. In concluding that the benefits accruing to the Advisor and each Sub-Advisor and their affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to the Advisor's profit or loss on each Fund for a recent period and carefully examined the Advisor's cost allocation methodology.

     These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of the Advisor.

GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisors believe that they possess the legal authority to perform the services for the Funds contemplated by the Advisory Agreement and each Sub-Advisory Agreement and described in the Prospectuses and this SAI and have so represented in the Advisory Agreement and each Sub-

Advisory Agreement. AmSouth also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisors, the Board would review the Trust's relationship with the Advisor and the Sub-Advisors and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Advisor, its affiliates, and its correspondent banks or the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, the Banks or AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

     ASO serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of January 1, 2001 and amended on June 27, 2001 and June 30, 2004 (the "Administration Agreement"). ASO is a wholly owned subsidiary of The BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust, those performed by BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust and those performed by ASO under its fund accounting agreement with the Trust).

     Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by ASO. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the

Institutional Money Market Fund) equal to the lesser of (a) a fee computed at the annual rate of fifteen one-hundredths of one percent (0.15%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Money Market Fund's average daily net assets; or
(b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

     For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees for the fiscal year ended July 31, 2004, 2003 and 2002:

                                      JULY 31, 2004           JULY 31, 2003            JULY 31, 2002
                                  ---------------------   ---------------------   -----------------------
                                                AMOUNT                  AMOUNT                   AMOUNT
                                    EARNED      WAIVED      EARNED      WAIVED      EARNED       WAIVED
                                  ----------   --------   ----------   --------   ----------   ----------
Balanced Fund                     $  344,409   $ 90,785   $  302,459   $ 81,792   $  324,853    $ 81,215
Enhanced Market Fund              $  325,390   $ 84,803   $  150,855   $ 43,114   $   89,972    $ 22,494
Value Fund                        $1,096,670   $  8,729   $1,061,726   $ 15,318   $1,293,112          --
Select Equity Fund                $  175,603   $ 45,664   $   72,836   $ 19,403   $   28,719    $  7,180
Florida Tax-Exempt Fund           $  120,961   $ 63,029   $  125,913   $ 65,888   $  123,322    $ 61,660
Institutional Money Market Fund   $  408,098   $     44   $  528,622         --   $  687,437          --
Small Cap Fund                    $  414,988   $109,161   $  301,694   $ 79,425   $  312,392    $ 78,100
High Quality Bond Fund            $1,286,654   $330,711   $1,313,876   $349,028   $1,296,559    $324,146
Government Income Fund            $  523,177   $133,537   $  574,922   $145,230   $  597,721    $149,433
Limited Term Bond Fund            $  531,639   $137,689   $  407,560   $112,201   $  343,188    $ 85,798

                                   JULY 31, 2004           JULY 31, 2003            JULY 31, 2002
                               ---------------------   ---------------------   -----------------------
                                             AMOUNT                  AMOUNT                   AMOUNT
                                 EARNED      WAIVED      EARNED      WAIVED      EARNED       WAIVED
                               ----------   --------   ----------   --------   ----------   ----------
High Quality Municipal Bond
   Fund                        $  737,304   $190,693   $  757,497   $195,922   $  788,246   $  197,065
Prime Money Market Fund        $1,342,522   $671,249   $1,724,024   $861,996   $2,706,635   $1,353,293
Tax-Exempt Money Market Fund   $  308,631         --   $  369,947         --   $  369,195           --
International Equity Fund      $  689,996   $172,496   $  421,366   $105,344   $  321,272   $   80,319
Mid Cap Fund                   $  296,103   $ 82,131   $  186,557   $ 50,568   $  111,668   $   27,918
Capital Growth Fund            $  554,946   $139,238   $  506,460   $129,955   $  600,564   $  150,144
Large Cap Fund                 $  866,526   $216,862   $  936,524   $238,530   $1,132,520   $  283,135
Tennessee Tax-Exempt Fund      $   93,279   $ 24,496   $  111,389   $ 29,848   $  113,737   $   28,435
Treasury Reserve Money
   Market Fund                 $  319,148   $159,571   $  336,956   $168,475   $  666,292   $  333,140
Aggressive Growth Portfolio    $   76,850   $ 38,424     $46, 300   $ 23,149   $   49,404   $   24,702
Growth Portfolio               $   78,201   $ 39,100   $   41,316   $ 20,658   $   40,307   $   20,153
Growth and Income Portfolio    $  199,490         --   $  151,310         --   $  158,364           --
Moderate Growth and Income
   Portfolio                   $   75,857   $ 37,928   $   53,551   $ 26,775   $   45,707   $   22,853

     The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2006. Thereafter, the

Administration Agreement shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Board or by the Administrator.

     The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

     Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Board, SEC fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

     The Advisor and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

     No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor. As a general matter, expenses are allocated to the Class I Shares, Class A Shares, Class B Shares, Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS

     BISYS Fund Services Ohio, Inc. and AmSouth (Bank, N.A.) each serve as the Sub-Administrators to the Trust. Pursuant to an agreement dated January 1, 2001, as amended June 27, 2001, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (0.10%) of each Fund's average net assets. For the fiscal years ended July 31,

2004, July 31, 2003, and July 31, 2002, AmSouth received $2,800,803, $2,807,386, and $3,318,557, respectively, for services provided to the Trust.

     BISYS Fund Services Ohio, Inc. is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services Ohio, Inc. is entitled to compensation as mutually agreed upon from time to time by it and the Administrator but not to exceed ten one-hundredth of one percent (0.10%) of each Fund's average net assets.

DISTRIBUTOR

     BISYS serves as distributor to each Fund pursuant to the Distribution Agreement dated as of July 16, 1997, as amended November 23, 1999 and June 27, 2001, as amended July 24, 2002 (the "Distribution Agreement"). The Distribution Agreement continues from year to year provided that such continuance is approved at least annually (i) by the Board or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Board who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

     Shareholder Servicing Plan. Class A Shares, Class B Shares and Class I Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders ("Participating Organizations"). Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares and Class B Shares and fifteen one-hundredths of one percent (0.15%) of the average daily net assets of the Class I Shares of each Fund. The Servicing Plan was initially approved on December 6, 1995 by the Board, including a majority of the Independent Trustees.

     The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding class of the Fund to which the Servicing Plan applies. The Servicing Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund or class thereof requires the approval of the holders of the Fund or class. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

     Distribution and Shareholder Services (12b-1) Plan. Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), each Fund bears a Rule 12b-1 fee for its Class B Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares in the following amounts: with respect to Class B Shares, at an annual rate equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets of Class B Shares; with respect to Institutional Class 2 Shares, at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Institutional Class 2 Shares; and, with respect to Institutional Class 3 Shares, at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Institutional Class 3 Shares. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Institutional Class 2 or Institutional Class 3 Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Distribution Plan was initially approved on March 12, 1997 by the Board, including a majority of the Independent Trustees.

     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Institutional Class 2 or Institutional Class 3 Shares of that Fund. The Distribution Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of a Fund requires the approval of the holders of that Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

     For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Distributor received the following servicing fees with respect to the Class A Shares and the Class I Shares and the following distribution and servicing fees, as applicable, with respect to the Class B, Institutional Class 2 and Institutional Class 3 Shares from the following Funds:

                                              JULY 31, 2004           JULY 31, 2003           JULY 31, 2002
                                          ---------------------   ---------------------   ---------------------
                                                        AMOUNT                  AMOUNT                  AMOUNT
                                            EARNED      WAIVED      EARNED      WAIVED      EARNED      WAIVED
                                          ----------   --------   ----------   --------   ----------   --------
CLASS A SHARES
   Value Fund                             $  304,174         --   $  262,221         --   $  315,889         --
   Select Equity Fund                     $   28,747         --   $   13,911         --   $    9,079         --
   Enhanced Market Fund                   $   60,555         --   $   45,002         --   $   55,188         --
   Large Cap Fund                         $  249,045         --   $  183,542         --   $  170,473         --
   Capital Growth Fund                    $   69,766         --   $   42,670         --   $   45,426         --
   Mid Cap Fund                           $   32,227         --   $   19,863         --   $   26,027         --
   Small Cap Fund                         $   18,933         --   $   12,131         --   $   15,551         --
   International Equity Fund              $   25,959         --   $    9,551         --   $    8,004         --
   Balanced Fund                          $  216,920         --   $  177,837         --   $  171,939         --
   Aggressive Growth Portfolio            $   40,661   $ 16,264   $   22,810   $  9,124   $   16,255   $  6,502
   Growth Portfolio                       $   44,844   $ 17,937   $   18,794   $  7,518   $   10,510   $  4,204
   Growth and Income Portfolio            $   96,310   $ 38,524   $   50,915   $ 20,366   $   32,666   $ 13,066
   Moderate Growth and Income Portfolio   $   32,560   $ 13,024   $   20,242   $  8,097   $    7,451   $  2,980
   Government Income Fund                 $   46,943         --   $   42,323         --   $   17,455         --
   Limited Term Bond Fund                 $   81,832         --   $   65,456         --   $   34,264         --
   High Quality Bond Fund                 $  114,701         --   $  113,972         --   $   64,524         --
   High Quality Municipal Bond Fund       $   40,007         --           --         --   $   26,018         --
   Florida Tax-Exempt Fund                $   11,090         --   $   15,651         --   $    9,247         --
   Tennessee Tax-Exempt Fund              $   17,633         --   $   21,200         --   $    8,183         --
   Prime Money Market Fund                $1,130,777         --   $1,222,920         --   $1,453,505         --
   Treasury Reserve Money Market Fund     $  175,091   $ 51,628   $  157,389         --   $  218,042         --
   Tax-Exempt Money Market Fund           $   80,373   $ 48,224   $   90,710   $  4,176   $  102,313         --

CLASS I SHARES
   Value Fund                             $  595,062   $198,349   $  603,384   $201,133   $  759,392   $253,137
   Select Equity Fund                     $   98,238   $ 32,745   $   37,571   $ 12,524   $   11,588   $  9,863

                                             JULY 31, 2004         JULY 31, 2003          JULY 31, 2002
                                          -------------------   -------------------   ---------------------
                                                      AMOUNT                AMOUNT                  AMOUNT
                                           EARNED     WAIVED     EARNED     WAIVED      EARNED      WAIVED
                                          --------   --------   --------   --------   ----------   --------
   Enhanced Market Fund                   $191,481   $ 63,826   $ 73,453   $ 24,485   $   16,912   $  5,638
   Large Cap Fund                         $462,138   $154,042   $560,579   $186,864   $  706,982   $235,667
   Capital Growth Fund                    $361,099   $120,363   $341,966   $113,992   $  411,036   $137,015
   Mid Cap Fund                           $191,683   $ 63,893   $118,526   $ 39,510   $   54,157   $ 18,053
   Small Cap Fund                         $296,154   $ 98,716   $216,332   $ 72,112   $  221,317   $ 73,774
   International Equity Fund              $499,589   $166,526   $309,576   $103,194   $   23,371   $ 78,549
   Balanced Fund                          $ 93,067   $ 31,022   $ 93,290   $ 31,097   $  121,032   $ 40,345
   Aggressive Growth Portfolio            $ 24,122   $  8,041   $ 19,536   $  6,512   $   26,256   $  8,752
   Growth Portfolio                       $ 15,499   $  5,166   $ 15,792   $  5,264   $   21,022   $  7,007
   Growth and Income Portfolio            $ 79,315   $ 26,438   $ 79,664   $ 26,556   $   96,346   $ 32,119
   Moderate Growth and Income Portfolio   $ 27,708   $  9,236   $ 25,705   $  8,569   $   27,991   $  9,331
   Government Income Fund                 $351,219   $117,070   $392,806   $130,939   $  433,936   $144,649
   Limited Term Bond Fund                 $316,955   $105,649   $241,857   $ 80,621   $  229,202   $ 76,403
   High Quality Bond Fund                 $883,309   $294,429   $901,260   $300,394   $  920,367   $306,806
   High Quality Municipal Bond Fund       $522,390   $174,126   $539,819   $179,944   $  571,520   $190,511
   Florida Tax-Exempt Fund                $ 78,543   $ 26,180   $ 79,823   $ 26,608   $   84,000   $ 28,001
   Tennessee Tax-Exempt Fund              $ 55,093   $ 18,364   $ 66,918   $ 22,306   $   77,939   $ 25,980
   Prime Money Market Fund                $323,850   $107,947   $553,417   $184,477   $1,154,061   $384,696
   Treasury Reserve Money Market Fund     $134,307   $ 44,768   $158,282   $ 52,762   $  368,890   $122,966
   Tax-Exempt Money Market Fund           $183,251   $ 61,082   $223,032   $ 74,346   $  235,757   $ 78,587

CLASS B SHARES
   Value Fund                             $299,596         --   $237,153         --   $  139,344         --
   Select Equity Fund                     $108,110         --   $ 58,056         --   $   30,027         --
   Enhanced Market Fund                   $108,194         --   $ 84,575         --   $  116,358         --
   Large Cap Fund                         $255,544         --   $211,225         --   $  267,455         --

                                             JULY 31, 2004       JULY 31, 2003       JULY 31, 2002
                                          ------------------   -----------------   -----------------
                                                      AMOUNT              AMOUNT              AMOUNT
                                           EARNED     WAIVED    EARNED    WAIVED    EARNED    WAIVED
                                          --------   -------   --------   ------   --------   ------
   Capital Growth Fund                    $ 88,354        --   $ 81,830       --   $ 80,856       --
   Mid Cap Fund                           $ 73,731        --   $ 63,149       --   $ 93,182       --
   Small Cap Fund                         $ 24,859        --   $ 17,722       --   $ 24,304
   International Equity Fund              $ 15,567        --   $  4,778       --   $  5,192       --
   Balanced Fund                          $233,918        --   $178,998       --   $129,615       --
   Aggressive Growth Portfolio            $ 60,790   $ 6,079   $ 10,018   $1,002   $  6,957   $  696
   Growth Portfolio                       $108,301   $10,830   $ 26,119   $2,612   $ 19,345   $1,935
   Growth and Income Portfolio            $ 83,449   $ 8,345   $ 21,789   $2,179   $ 18,782   $1,878
   Moderate Growth and Income Portfolio   $ 64,325   $ 6,432   $ 15,425   $1,541   $ 12,122   $1,212
   Government Income Fund                 $ 86,667        --   $ 86,594       --   $ 25,858       --
   Limited Term Bond Fund                 $217,841        --   $163,585       --   $ 50,857       --
   High Quality Bond Fund                 $ 85,773        --   $105,714       --   $ 88,682       --
   High Quality Municipal Bond Fund       $ 43,908        --   $ 46,180       --   $ 26,997       --
   Florida Tax-Exempt Fund                $ 36,829        --   $ 34,801       --   $ 19,619       --
   Tennessee Tax-Exempt Fund              $ 28,577        --   $ 26,024       --   $ 16,354       --
   Prime Money Market Fund                $ 30,498   $18,298   $ 38,919       --   $ 25,305       --

INSTITUTIONAL CLASS 2 SHARES
   Institutional Money Market Fund        $347,777        --   $463,933       --   $707,362       --

INSTITUTIONAL CLASS 3 SHARES
   Institutional Money Market Fund        $332,002        --   $650,602       --   $983,502       --

     For the fiscal year ended July 31, 2004, allocation of 12b-1 fees paid by the Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Funds for the following categories of expenses were as follows:

                                                     CLASS B    INSTITUTIONAL CLASS 2    INSTITUTIONAL CLASS 3
                                                   ----------   ---------------------    ---------------------
Advertising.....................................           --             --                      --
Printing and Mailing of prospectuses
   (to other than current shareholders).........           --             --                      --
Compensation to underwriters....................           --             --                      --
Compensation to broker-dealers..................   $2,389,611
Compensation to sales personnel.................           --             --                      --
Interest carrying, or other financing charges...           --             --                      --
Other...........................................           --             --                      --

     All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

     The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

                    ADDITIONAL INFORMATION REGARDING BROKERS

     As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances (or commission) expressed as a percentage of the offering price for all offering prices are set forth under the section entitled "Class A Shares - Sales Charges" above. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

     BISYS and/or its affiliates, may finance from their own resources, certain activities intended to result in the distribution of the Funds' Class A Shares and Class B Shares. BISYS, at its expense, may provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

     Purchases Through Financial Institutions. Shares of the Funds may be purchased through procedures established by BISYS in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AAMI or financial institutions that provide certain administrative support services for their customers or account holders (collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by BISYS in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

     Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to BISYS and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the

Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

     Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Equity Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

     Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services.

     There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

     Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by BISYS of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by BISYS only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

     Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

     If an Account Registration Form has been previously received by BISYS, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

     Automatic Investment Plan. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the

Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "Redemption By Mail" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement and each Sub-Advisory Agreement, the Advisor determines, subject to the general supervision of the Board and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, Bond Funds, and Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out their obligations to the Trust.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and each Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

     During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                   JULY 31, 2004   JULY 31, 2003   JULY 31, 2002
                                   -------------   -------------   -------------
Balanced Fund ..................     $   16,849      $  477,746      $  134,087
Enhanced Market Fund ...........     $  160,458      $  113,402      $   34,709
Value Fund .....................     $  459,778      $4,552,346      $2,841,739
Select Equity Fund .............     $   37,950      $   31,699      $   11,940
Small Cap Fund .................     $1,097,278      $1,036,613      $  854,961
International Equity Fund ......     $   56,519      $  165,543      $  723,846
Mid Cap Fund ...................     $  199,418      $  229,156      $  191,277
Capital Growth Fund ............     $  586,805      $1,348,139      $  900,096
Large Cap Fund .................     $  203,354      $  166,779      $  239,292

     During the fiscal year ended July 31, 2004, the following Funds have acquired securities of its regular brokers or dealers, or of their parents. The aggregate holdings of the securities of each issuer for each Fund are as follows:

                                     NAME OF REGULAR BROKER
FUND                                        OR DEALER         AGGREGATE HOLDINGS
----                                 ----------------------   ------------------
Balanced Fund                         Bank of America Corp.       $ 2,814,000
                                      Bear Stearns                $   623,000
                                      Goldman Sachs               $ 2,844,000
                                      Lehman Brothers             $   978,000
                                      Prudential                  $ 2,198,000
                                      Wachovia                    $ 1,587,000

High Quality Bond Fund                Bear Stearns                $ 2,810,000
                                      Lehman Brothers             $ 5,868,000
                                      Prudential                  $ 6,593,000
                                      Wachovia                    $ 1,999,000

Capital Growth Fund                   Goldman Sachs               $ 2,558,000

                                     NAME OF REGULAR BROKER
FUND                                        OR DEALER         AGGREGATE HOLDINGS
----                                 ----------------------   ------------------
Enhanced Market Fund                 Bank of America Corp.        $ 2,333,000
                                     Goldman Sachs                $ 1,129,000
                                     Lehman Brothers              $   540,000
                                     Merrill Lynch                $ 1,019,000
                                     Morgan Stanley               $ 1,140,000
                                     Prudential                   $   424,000
                                     Wachovia                     $   381,000

Institutional Money Market Fund      Bank of America Corp.        $ 9,986,000
                                     Bear Stearns                 $11,993,000
                                     Goldman Sachs                $31,204,000
                                     Morgan Stanley               $16,988,000
                                     Wachovia                     $31,204,000

International Equity Fund            Deutsche Bank                $ 3,783,000

Limited Term Bond Fund               Goldman Sachs                $ 3,004,000
                                     Lehman Brothers              $ 1,956,000
                                     Merrill Lynch                $ 4,047,000
                                     Morgan Stanley               $ 3,684,000

High Quality Municipal Bond Fund     Goldman Sachs                $ 3,189,000

Prime Money Market Fund              Bank of America Corp.        $19,971,000
                                     Bear Stearns                 $19,989,000
                                     Goldman Sachs                $68,343,000
                                     Morgan Stanley               $ 8,992,000
                                     Wachovia                     $48,354,000

Tax Exempt Money Market Fund         Goldman Sachs                $ 6,176,000

Treasury Reserve Money Market Fund   Morgan Stanley               $57,899,000
                                     Wachovia                     $57,899,000

Value Fund                           Bank of America Corp.        $20,402,000
                                     Goldman Sachs                $ 4,842,000
                                     Prudential                   $ 4,339,000
                                     Wachovia                     $ 5,517,000

CUSTODIAN

     AmSouth serves as custodian to each Fund, except the International Equity Fund, pursuant to a Custodial Services Agreement with the Funds. The Bank of New York ("BNY"), located at 100 Church Street, New York, NY 10028 serves as custodian to the International Equity Fund pursuant to a Custody Agreement with the Fund.

     As custodians, AmSouth and BNY's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

     BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly owned subsidiary of The BISYS Group, Inc.

     ASO Services Company ("Fund Accountant") provides fund accounting services to each Fund pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.02% of such Fund's average daily net assets, plus out-of-pocket expenses.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, OH 43215 is the Trust's Independent Registered Public Accounting Firm.

LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC 20036, is counsel to the Trust.

DELIVERY OF SHAREHOLDER DOCUMENTS

     In an effort to reduce the cost associated with the printing and mailing of Prospectuses and Shareholder Reports as well as reduce the likelihood of Shareholders receiving duplicative mailings, the Funds intend to mail only one Prospectus and Shareholder Report to Shareholders having the same last name and residing at a common address. If a Shareholder wishes to receive separate copies of the Prospectuses and Shareholder Reports, he or she should call toll-free 1-800-451-8382. The Funds will begin delivering individual copies thirty days after receiving such a request.

REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website

(http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

     The financial information appearing in the Prospectuses under "Financial Highlights" has been derived from financial statements of the Trust incorporated by reference into this SAI which have been audited by Ernst & Young LLP, independent auditors for the Trust, or other independent auditors, as set forth in Ernst & Young LLP's report incorporated by reference herein.

                            PERFORMANCE INFORMATION

GENERAL

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and
(8) discussions of fund rankings or ratings by recognized rating organizations.

     Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

     Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

     The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

     The Tax-Exempt Money Market Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Money Market Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Money Market Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Money Market Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

     The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

     For the seven-day period ended July 31, 2004, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Class I Shares and Class A Shares of each Money Market Fund, calculated as described above, were as follows:

                                                                          TAX
                                                             TAX      EQUIVALENT
                                             EFFECTIVE   EQUIVALENT    EFFECTIVE
               FUND                  YIELD     YIELD        YIELD        YIELD
               ----                  -----   ---------   ----------   ----------
CLASS I                              0.66%     0.66%          --           --
Prime Money Market Fund
Tax-Exempt Money Market Fund         0.43%     0.43%        0.67%        0.67%
Treasury Reserve Money Market Fund   0.67%     0.68%          --           --

CLASS A
Prime Money Market Fund              0.51%     0.51%          --           --
Tax-Exempt Money Market Fund         0.43%     0.43%          --         0.67%
Treasury Reserve Money Market Fund   0.63%     0.63%          --           --

CLASS B
Prime Money Market Fund              0.36%     0.36%          --           --

INSTITUTIONAL CLASS 1
Institutional Money Market Fund      1.04%     1.04%          --           --

INSTITUTIONAL CLASS 2
Institutional Money Market Fund      0.79%     0.79%          --           --

INSTITUTIONAL CLASS 3
Institutional Money Market Fund      0.54%     0.54%          --           --

YIELD OF THE EQUITY FUNDS AND THE BOND FUNDS

     The yield of each Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Funds.

     The Florida Tax-Exempt Fund, High Quality Municipal Bond Fund, and Tennessee Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

Yield Calculations

     The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

     ("a") = dividends and interest earned during the period

     ("b") = expenses accrued for the period (net of reimbursements)

     ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends

     ("d") = the maximum offering price per share on the last day of the period

                                    2[(a-b + 1)(6) - 1]
                            YIELD = -------------------
                                            cd

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Equity Funds and the Bond Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

                                                             TAX
                                                         EQUIVALENT
FUND                                    CLASS    YIELD      YIELD
----                                   -------   -----   ----------
Florida Tax-Exempt Fund ............   Class A   1.52%      2.47%
                                       Class I   1.72%      2.79%
                                       Class B   0.83%      1.35%

High Quality Municipal Bond Fund ...   Class A   1.72%      2.56%
                                       Class I   1.89%      2.81%
                                       Class B   1.05%      1.56%

High Quality Bond Fund .............   Class A   2.78%        --
                                       Class I   3.00%        --
                                       Class B   2.15%        --

Government Income Fund .............   Class A   2.88%        --
                                       Class I   3.11%        --
                                       Class B   2.26%        --

                                                             TAX
                                                         EQUIVALENT
FUND                                    CLASS    YIELD      YIELD
----                                   -------   -----   ----------
Limited Term Bond Fund .............   Class A   1.89%        --
                                       Class I   2.07%        --
                                       Class B   1.23%        --
Tennessee Tax-Exempt Fund ..........   Class A   1.81%      2.95%
                                       Class A   1.98%      3.22%
                                       Class B   1.14%      1.86%

     For the 30-day period ending July 31, 2004, the yield of the Equity Funds was:

FUND AND CLASS                                                           YIELD
--------------                                                           -----
CLASS I SHARES
   Value Fund ........................................................    0.95%
   Balanced Fund .....................................................    1.51%
   Small Cap Fund ....................................................   (1.34%)
   Enhanced Market Fund ..............................................    0.91%
   Select Equity Fund ................................................    0.59%
   Mid Cap Fund ......................................................   (0.24%)
   Capital Growth Fund ...............................................   (0.15%)
   Large Cap Fund ....................................................   (0.06%)

CLASS A SHARES
   Value Fund ........................................................    0.80%
   Balanced Fund .....................................................    1.33%
   Small Cap Fund ....................................................   (1.36%)
   Enhanced Market Fund ..............................................    0.77%
   Select Equity Fund ................................................    0.47%
   Mid Cap Fund ......................................................   (0.33%)
   Capital Growth Fund ...............................................   (0.23%)
   Large Cap Fund ....................................................   (0.15%)

CLASS B SHARES
   Value Fund ........................................................    0.12%
   Balanced Fund .....................................................    0.67%
   Small Cap Fund ....................................................   (2.18%)
   Enhanced Market Fund ..............................................    0.07%
   Select Equity Fund ................................................   (0.28%)
   Mid Cap Fund ......................................................   (1.09%)
   Capital Growth Fund ...............................................   (1.00%)
   Large Cap Fund ....................................................   (0.90%)

CALCULATION OF TOTAL RETURN

     Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

Return Before Taxes

     Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)(n) = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     For the one-year and five-year periods ended July 31, 2004, average annual total return was as follows:

FUND AND CLASS                              ONE-YEAR   FIVE-YEAR
--------------                              --------   ---------
CLASS A SHARES
   Prime Money Market Fund ..............     0.31%      2.52%
   Tax-Exempt Money Market Fund .........     0.34%      1.52%
   Florida Tax-Exempt Fund ..............    (1.27%)     3.78%
   High Quality Bond Fund ...............    (1.26%)     5.65%
   Limited Term Bond Fund ...............    (2.85%)     4.27%
   Government Income Fund ...............    (1.75%)     5.01%
   High Quality Municipal Bond Fund .....    (1.19%)     3.91%
   Tennessee Tax-Exempt Fund ............    (1.41%)     3.38%
   Treasury Reserve Money Market Fund ...     0.25%      2.45%

INSTITUTIONAL CLASS 1 SHARES
   Institutional Money Market Fund ......     0.86%      3.08%

FUND AND CLASS                              ONE-YEAR   FIVE-YEAR
--------------                              --------   ---------
INSTITUTIONAL CLASS 2 SHARES
   Institutional Money Market Fund ......     0.61%      2.82%

INSTITUTIONAL CLASS 3 SHARES
   Institutional Money Market Fund ......     0.36%      2.57%

CLASS B SHARES
   Prime Money Market Fund ..............     0.16%      1.93%
   Tennessee Tax-Exempt Fund ............    (3.13%)     3.08%

CLASS I SHARES
   Tennessee Tax-Exempt Fund ............     2.85%      4.38%
   Treasury Reserve Money Market Fund ...     0.33%      2.55%
   Prime Money Market Fund ..............     0.46%      2.66%
   Tax-Exempt Money Market Fund .........     0.34%      1.63%

     For the one-year and five-year periods ended July 31, 2004, average annual total return was as follows:

FUND AND CLASS                              ONE-YEAR   FIVE-YEAR
--------------                              --------   ---------
CLASS I SHARES
Select Equity Fund ......................    13.73%      4.75%
Enhanced Market Fund ....................    12.85%     (2.65%)
Value Fund ..............................    14.86%     (0.97%)
Balanced Fund ...........................     8.52%      4.30%
Small Cap Fund ..........................    12.86%     (1.62%)
Capital Growth Fund .....................     6.18%     (4.18%)
Large Cap Fund ..........................     6.99%     (1.79%)
Mid Cap Fund ............................    18.05%      1.99%
International Equity Fund ...............    33.02%      1.02%
Aggressive Growth Portfolio .............    12.02%      0.70%
Growth Portfolio ........................    10.13%      1.44%
Growth and Income Portfolio .............     8.25%      2.86%
Moderate Growth and Income Portfolio ....     6.73%      3.42%

CLASS A SHARES
Select Equity Fund ......................     7.31%      3.40%
Enhanced Market Fund ....................     6.58%     (3.89%)
Value Fund ..............................     8.39%     (2.20%)
Balanced Fund ...........................     2.42%      2.94%
Small Cap Fund ..........................     6.54%      0.31%
Capital Growth Fund .....................     0.11%     (5.44%)
Large Cap Fund ..........................     1.00%     (3.01%)
Mid Cap Fund ............................    11.32%      0.77%
International Equity Fund ...............    25.53%     (0.28%)

FUND AND CLASS                              ONE-YEAR   FIVE-YEAR
--------------                              --------   ---------
Aggressive Growth Portfolio .............     5.85%     (0.51%)
Growth Portfolio ........................     4.06%      0.20%
Growth and Income Portfolio .............     2.14%      1.62%
Moderate Growth and Income Portfolio ....     0.80%      2.17%

CLASS B SHARES
Select Equity Fund ......................     7.74%      3.49%
Enhanced Market Fund ....................     6.84%     (3.90%)
Florida Tax-Exempt Fund .................    (2.85%)     3.50%
High Quality Bond Fund ..................    (2.82%)     5.40%
Limited Term Bond Fund ..................    (4.50%)     4.00%
Government Income Fund ..................    (3.32%)     4.72%
High Quality Municipal Bond Fund ........    (2.81%)     3.61%
Value Fund ..............................     8.81%     (2.09%)
Balanced Fund ...........................     2.59%      3.07%
Small Cap Fund ..........................     6.99%     (0.36%)
Capital Growth Fund .....................     0.21%     (5.32%)
Large Cap Fund ..........................     0.99%     (2.93%)
Mid Cap Fund ............................    12.00%      0.69%
International Equity Fund ...............    26.80%     (0.22%)
Aggressive Growth Portfolio .............     6.16%     (0.44%)
Growth Portfolio ........................     4.15%      0.22%
Growth and Income Portfolio .............     2.49%      1.70%
Moderate Growth and Income Portfolio ....     0.86%      2.22%

     For the period from commencement of operations through July 31, 2004, the average annual total return was as follows:

                                          COMMENCEMENT
                                         OF OPERATIONS
                                            THROUGH      COMMENCEMENT OF
FUND                                     JULY 31, 2004   OPERATIONS DATE
----                                     -------------   ---------------
CLASS I SHARES
Tennessee Tax Exempt Fund ............       6.04%          03-Oct-97
Treasury Reserve Money Market Fund ...       3.60%          03-Mar-94
Prime Money Market Fund ..............       4.49%           8-Aug-88
Tax-Exempt Money Market Fund .........       2.55%          27-Jun-88
Florida Tax-Exempt Fund ..............       4.93%          02-Sep-97
High Quality Municipal Bond Fund .....       5.73%          02-Sep-97
High Quality Bond Fund ...............       7.53%          02-Sep-97
Limited Term Bond Fund ...............       6.30%          02-Sep-97
Government Income Fund ...............       5.85%          02-Sep-97

                                                  COMMENCEMENT
                                                 OF OPERATIONS
                                                    THROUGH      COMMENCEMENT OF
FUND                                             JULY 31, 2004   OPERATIONS DATE
----                                             -------------   ---------------
CLASS A SHARES
Tennessee Tax-Exempt Fund ....................       5.81%          28-Mar-94
Treasury Reserve Money Market Fund ...........       3.50%          29-Mar-94
Prime Money Market Fund ......................       4.42%          01-Apr-96
Tax-Exempt Money Market Fund .................       2.49%          01-Apr-96
Florida Tax-Exempt Fund ......................       4.37%          30-Sep-94
High Quality Municipal Bond Fund .............       5.55%          01-Jul-97
High Quality Bond Fund .......................       7.19%          01-Dec-88
Limited Term Bond Fund .......................       5.95%          01-Feb-88
Government Income Fund .......................       5.37%          01-Oct-93

CLASS B SHARES
High Quality Bond Fund .......................       6.65%          02-Sep-97
Tennessee Tax-Exempt Fund ....................       5.02%          24-Feb-98
Prime Money Market Fund ......................       2.24%          15-Jun-98

INSTITUTIONAL CLASS 1 SHARES
Institutional Money Market Fund ..............       3.35%          15-Sep-98

INSTITUTIONAL CLASS 2 SHARES
Institutional Money Market Fund ..............       3.10%          19-Sep-99

INSTITUTIONAL CLASS 3 SHARES
Institutional Money Market Fund ..............       2.84%          22-Sep-99

     For the period from commencement of operations through July 31, 2004, the average annual total return was as follows:

                                                  COMMENCEMENT
                                                 OF OPERATIONS
                                                    THROUGH      COMMENCEMENT OF
FUND                                             JULY 31, 2004   OPERATIONS DATE
----                                             -------------   ---------------
CLASS I SHARES
Value Fund ...................................       9.96%          01-Dec-88
Balanced Fund ................................       9.45%          19-Dec-91
Small Cap Fund ...............................      (1.38%)         02-Mar-98
Enhanced Market Fund .........................       3.49%          01-Sep-98
Select Equity Fund ...........................       7.20%          01-Sep-98
Capital Growth Fund ..........................       9.30%          03-Oct-97
Large Cap Fund ...............................      10.36%          14-Dec-98
Mid Cap Fund .................................       4.10%          04-May-99
International Equity Fund ....................       2.95%          14-Dec-98

                                                  COMMENCEMENT
                                                 OF OPERATIONS
                                                    THROUGH      COMMENCEMENT OF
FUND                                             JULY 31, 2004   OPERATIONS DATE
----                                             -------------   ---------------
Aggressive Growth Portfolio ..................       1.00%          28-Jan-99
Growth Portfolio .............................       1.38%          01-Feb-99
Growth and Income Portfolio ..................       3.10%          08-Feb-99
Moderate Growth Income Portfolio .............       3.16%          10-Feb-99

CLASS A SHARES
Value Fund ...................................       9.48%          01-Dec-88
Balanced Fund ................................       9.01%          19-Dec-91
Small Cap Fund ...............................      (2.40%)         02-Mar-98
Enhanced Market Fund .........................       2.36%          01-Sep-98
Select Equity Fund ...........................       6.01%          01-Sep-98
Capital Growth Fund ..........................       8.85%          01-Apr-96
Large Cap Fund ...............................       9.79%          03-Aug-92
Mid Cap Fund .................................       2.90%          04-May-99
International Equity Fund ....................       1.99%          15-Aug-97
Aggressive Growth Portfolio ..................       0.03%          13-Jan-99
Growth Portfolio .............................       0.35%          11-Feb-99
Growth and Income Portfolio ..................       1.44%          08-Mar-99
Moderate Growth Income Portfolio .............       1.99%          09-Feb-99

CLASS B SHARES
Value Fund ...................................       9.51%          01-Dec-88
Balanced Fund ................................       8.41%          19-Dec-91
Small Cap Fund ...............................      (2.29%)         02-Mar-98
Enhanced Market Fund .........................       2.40%          01-Sep-90
Select Equity Fund ...........................       6.13%          01-Sep-98
Capital Growth Fund ..........................       8.24%          05-Feb-98
Large Cap Fund ...............................       9.32%          15-Dec-98
Mid Cap Fund .................................       3.01%          04-May-99
International Equity Fund ....................       2.04%          02-Feb-99
Aggressive Growth Portfolio ..................       0.07%          27-Jan-99
Growth Portfolio .............................       0.69%          15-Feb-99
Growth and Income Portfolio ..................       1.84%          27-Jan-99
Moderate Growth Income Portfolio .............       1.90%          28-Jan-99
Limited Term Bond Fund .......................       5.26%          21-Jan-99
Government Income Fund .......................       4.83%          13-Mar-00
High Quality Municipal Bond Fund .............       4.70%           3-Feb-99
Florida Tax-Exempt Fund ......................       3.90%          16-Mar-99

Return After Taxes on Distributions

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                               P(1+T)(n) = ATV(D)

                                                                               SINCE
                FUND                    CLASS    1 YEAR   5 YEAR   10 YEAR   INCEPTION
                ----                   -------   ------   ------   -------   ---------
VALUE FUND
Pre Liquidation with Load...........   Class A    8.10%   (4.06%)    5.98%      7.59%
Pre Liquidation with Load...........   Class B    8.66%   (3.82%)    6.15%      7.70%
Pre Liquidation.....................   Class I   14.52%   (2.91%)    6.65%      8.02%
SMALL CAP FUND
Pre Liquidation with Load...........   Class A    6.54%   (0.38%)              (2.93%)
Pre Liquidation with Load...........   Class B    6.99%   (0.36%)              (2.84%)
Pre Liquidation.....................   Class I   12.86%    0.92%               (1.91%)
BALANCED FUND
Pre Liquidation with Load...........   Class A    1.86%    0.83%     5.75%      6.58%
Pre Liquidation with Load...........   Class B    2.25%    1.19%     5.68%      6.30%
Pre Liquidation.....................   Class I    7.88%    2.05%     6.42%      7.11%
SELECT EQUITY FUND
Pre Liquidation with Load...........   Class A    7.09%    2.66%                5.33%
Pre Liquidation with Load...........   Class B    7.58%    2.82%                5.54%
Pre Liquidation.....................   Class I   13.48%    3.97%                6.48%
ENHANCED MARKET FUND
Pre Liquidation with Load...........   Class A    6.37%   (4.38%)              (1.86%)
Pre Liquidation with Load...........   Class B    6.77%   (4.28%)              (2.02%)
Pre Liquidation.....................   Class I   12.60%   (3.19%)               2.93%
CAPITAL GROWTH FUND
Pre Liquidation with Load...........   Class A    0.11%   (6.76%)    7.03%      8.36%
Pre Liquidation with Load...........   Class B    0.21%   (6.71%)    7.06%      7.75%
Pre Liquidation.....................   Class I    6.18%   (5.54%)    7.68%      8.64%
LARGE CAP FUND
Pre Liquidation with Load...........   Class A    1.00%   (4.55%)    9.68%      8.50%
Pre Liquidation with Load...........   Class B    0.99%   (4.51%)    9.33%      8.02%
Pre Liquidation.....................   Class I    6.98%   (3.35%)   10.36%      9.06%
MID CAP FUND
Pre Liquidation with Load...........   Class A   11.28%    0.76%                2.89%
Pre Liquidation with Load...........   Class B   12.00%    0.69%                3.01%
Pre Liquidation.....................   Class I   17.99%    1.97%                4.09%
INTERNATIONAL EQUITY FUND
Pre Liquidation with Load...........   Class A   25.37%   (0.57%)               1.75%
Pre Liquidation with Load...........   Class B   26.80%   (0.45%)               1.86%
Pre Liquidation.....................   Class I   32.82%    0.70%                2.69%

                                                                               SINCE
                FUND                    CLASS    1 YEAR   5 YEAR   10 YEAR   INCEPTION
                ----                   -------   ------   ------   -------   ---------
AGGRESSIVE GROWTH PORTFOLIO
Pre Liquidation with Load...........   Class A    5.82%   (1.46%)              (0.83%)
Pre Liquidation with Load...........   Class B    6.13%   (1.37%)              (0.77%)
Pre Liquidation.....................   Class I   11.98%   (0.27%)               0.11%
GROWTH PORTFOLIO
Pre Liquidation with Load...........   Class A    3.86%   (0.85%)              (0.63%)
Pre Liquidation with Load...........   Class B    4.06%   (0.66%)              (0.12%)
Pre Liquidation.....................   Class I    9.91%    0.35%                0.38%
GROWTH AND INCOME PORTFOLIO
Pre Liquidation with Load...........   Class A    1.73%    0.46%                0.35%
Pre Liquidation with Load...........   Class B    2.26%    0.75%                0.98%
Pre Liquidation.....................   Class I    7.80%    1.65%                1.97%
MODERATE GROWTH AND INCOME PORTFOLIO
Pre Liquidation with Load...........   Class A    0.25%    0.91%                0.81%
Pre Liquidation with Load...........   Class B    0.50%    1.18%                0.94%
Pre Liquidation.....................   Class I    6.14%    2.11%                1.92%
HIGH QUALITY BOND FUND
Pre Liquidation with Load...........   Class A   (2.84%)   3.58%     3.88%      4.75%
Pre Liquidation with Load...........   Class B   (4.19%)   3.59%     3.70%      4.36%
Pre Liquidation.....................   Class I    1.29%    4.51%     4.36%      5.06%
LIMITED TERM BOND FUND
Pre Liquidation with Load...........   Class A   (3.85%)   2.42%     2.99%      3.78%
Pre Liquidation with Load...........   Class B   (5.27%)   2.43%     2.69%      3.21%
Pre Liquidation.....................   Class I    0.22%    3.37%     3.48%      4.10%
GOVERNMENT INCOME FUND
Pre Liquidation with Load...........   Class A   (3.18%)   3.01%     3.57%      3.07%
Pre Liquidation with Load...........   Class B   (4.53%)   2.94%     3.20%      2.65%
Pre Liquidation.....................   Class I    0.97%    3.97%     4.04%      3.51%
HIGH QUALITY MUNICIPAL BOND FUND
Pre Liquidation with Load...........   Class A   (1.21%)   3.87%     4.19%      5.54%
Pre Liquidation with Load...........   Class B   (2.83%)   3.57%     3.73%      4.69%
Pre Liquidation.....................   Class I    3.06%    4.89%     4.71%      5.72%
FLORIDA TAX-EXEMPT FUND
Pre Liquidation with Load...........   Class A   (1.29%)   3.76%                4.33%
Pre Liquidation with Load...........   Class B   (2.87%)   3.49%                3.86%
Pre Liquidation.....................   Class I    3.12     4.79%                4.89%
TENNESSEE TAX-EXEMPT FUND
Pre Liquidation with Load...........   Class A   (1.48%)   3.36%     3.76%      5.79%
Pre Liquidation with Load...........   Class B   (3.20%)   3.07%     3.33%      5.00%
Pre Liquidation.....................   Class I    2.78%    4.36%     4.30%      6.03%

Return After Taxes on Distributions and Sale of Fund Shares

     An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                               P(1+T)(n) = ATV(DR)

                                                                               SINCE
                FUND                    CLASS    1 YEAR   5 YEAR   10 YEAR   INCEPTION
                ----                   -------   ------   ------   -------   ---------
VALUE FUND
Post Liquidation with Load..........   Class A    5.48%   (2.37%)    6.20%      7.56%
Post Liquidation with Load..........   Class B    5.71%   (2.17%)    6.36%      7.66%
Post Liquidation....................   Class I    9.71%   (1.38%)    6.83%      7.98%
SMALL CAP FUND
Post Liquidation with Load..........   Class A    4.25%   (0.06%)              (2.26%)
Post Liquidation with Load..........   Class B    4.55%   (0.02%)              (2.17%)
Post Liquidation....................   Class I    8.36%    1.05%               (1.41%)
BALANCED FUND
Post Liquidation with Load..........   Class A    1.66%    1.50%     5.82%      6.53%
Post Liquidation with Load..........   Class B    1.74%    1.78%     5.73%      6.25%
Post Liquidation....................   Class I    5.63%    2.57%     6.44%      7.03%
SELECT EQUITY FUND
Post Liquidation with Load..........   Class A    4.97%    2.45%                4.76%
Post Liquidation with Load..........   Class B    5.23%    2.57%                4.93%
Post Liquidation....................   Class I    9.16%    3.58%                5.79%
ENHANCED MARKET FUND
Post Liquidation with Load..........   Class A    4.35%   (3.49%)               1.78%
Post Liquidation with Load..........   Class B    4.47%   (3.43%)               1.88%
Post Liquidation....................   Class I    8.45%   (2.48%)               2.73%
CAPITAL GROWTH FUND
Post Liquidation with Load..........   Class A    0.07%   (4.92%)    7.07%      8.13%
Post Liquidation with Load..........   Class B    0.14%   (4.82%)    6.97%      7.48%
Post Liquidation....................   Class I    4.02%   (3.91%)    7.67%      8.40%
LARGE CAP FUND
Post Liquidation with Load..........   Class A    0.65%   (2.77%)    9.46%      8.30%
Post Liquidation with Load..........   Class B    0.65%   (2.67%)    9.16%      7.88%
Post Liquidation....................   Class I    4.55%   (1.75%)   10.10%      8.82%
MID CAP FUND
Post Liquidation with Load..........   Class A    7.37%    0.65%                2.48%
Post Liquidation with Load..........   Class B    7.81%    0.58%                2.58%
Post Liquidation....................   Class I   11.75%    1.69%                3.52%

                                                                               SINCE
                FUND                    CLASS    1 YEAR   5 YEAR   10 YEAR   INCEPTION
                ----                   -------   ------   ------   -------   ---------
INTERNATIONAL EQUITY FUND
Post Liquidation with Load..........   Class A   16.79%   (0.37%)               1.59%
Post Liquidation with Load..........   Class B   17.42%   (0.29%)               1.66%
Post Liquidation....................   Class I   21.70%    0.72%                2.41%
AGGRESSIVE GROWTH PORTFOLIO
Post Liquidation with Load..........   Class A    3.81%   (0.75%)              (0.26%)
Post Liquidation with Load..........   Class B    4.00%   (0.66%)              (0.20%)
Post Liquidation....................   Class I    7.81%    0.27%                0.55%
GROWTH PORTFOLIO
Post Liquidation with Load..........   Class A    2.68%   (0.36%)              (0.20%)
Post Liquidation with Load..........   Class B    2.72%   (0.23%)               0.20%
Post Liquidation....................   Class I    6.64%    0.67%                0.66%
GROWTH AND INCOME PORTFOLIO
Post Liquidation with Load..........   Class A    1.43%    0.78%                0.66%
Post Liquidation with Load..........   Class B    1.64%    0.99%                1.15%
Post Liquidation....................   Class I    5.40%    1.82%                2.06%
MODERATE GROWTH AND INCOME PORTFOLIO
Post Liquidation with Load..........   Class A    0.55%    1.16%                1.05%
Post Liquidation with Load..........   Class B    0.58%    1.34%                1.11%
Post Liquidation....................   Class I    4.41%    2.21%                2.01%
HIGH QUALITY BOND FUND
Post Liquidation with Load..........   Class A   (0.69%)   3.57%     3.87%      4.71%
Post Liquidation with Load..........   Class B   (1.69%)   3.53%     3.68%      4.34%
Post Liquidation....................   Class I    2.08%    4.41%     4.31%      5.00%
LIMITED TERM BOND FUND
Post Liquidation with Load..........   Class A   (1.85%)   2.49%     3.01%      3.78%
Post Liquidation with Load..........   Class B   (2.92%)   2.44%     2.72%      3.26%
Post Liquidation....................   Class I    0.86%    3.32%     3.46%      4.07%
GOVERNMENT INCOME FUND
Post Liquidation with Load..........   Class A   (1.12%)   3.06%     3.57%      3.12%
Post Liquidation with Load..........   Class B   (2.14%)   2.95%     3.22%      2.74%
Post Liquidation....................   Class I    1.65%    3.91%     4.00%      3.52%
HIGH QUALITY MUNICIPAL BOND FUND
Post Liquidation with Load..........   Class A    0.41%    3.87%     4.04%      5.23%
Post Liquidation with Load..........   Class B   (0.87%)   3.52%     3.49%      4.36%
Post Liquidation....................   Class I    3.28%    4.78%     4.53%      5.40%
FLORIDA TAX-EXEMPT FUND
Post Liquidation with Load..........   Class A    0.33%    3.76%                4.30%
Post Liquidation with Load..........   Class B   (0.92%)   3.43%                3.84%
Post Liquidation....................   Class I    3.30%    4.68%                4.81%
TENNESSEE TAX-EXEMPT FUND
Post Liquidation with Load..........   Class A    0.16%    3.34%     3.75%      5.50%
Post Liquidation with Load..........   Class B   (1.18%)   3.00%     3.14%      4.64%
Post Liquidation....................   Class I    3.03%    4.24%     4.25%      5.73%

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return of for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Shareholders.

PROXY VOTING POLICY

     The Board has delegated to the Advisor, the responsibility to vote proxies related to the securities held in each Fund. The Advisor may in turn delegate such responsibility to a Sub-Advisor (each the "Delegate"), as applicable. Under this authority, the Delegate is required by the Board to vote proxies related to portfolio securities in a manner consistent with the best interests of the Funds and their shareholders.

     Each Delegate has implemented written Proxy Voting Policies and Procedures (collectively "Proxy Voting Policies") that describe how the Delegate will vote proxies relating to certain proposals. The Proxy Voting Policies are designed to reasonably ensure that the Delegate votes proxies prudently and in the best interest of their advisory clients for whom they have voting authority, including the Funds, as appropriate. The Proxy Voting Policies also describe how the Delegates will address any conflicts that may arise between their interests and those of their clients with respect to proxy voting. The Board annually reviews the Proxy Voting Policies for each Delegate. Each Delegate retains final authority and fiduciary responsibility for proxy voting.

     The Delegates are required to maintain their Proxy Voting Policies and records of votes they cast on behalf of their clients. Each Delegate is required to report annually with respect to all proxies it has received for action. The annual report is required to show all proxies voted in a manner inconsistent with the Delegate's Proxy Voting Policies and any proxies that were not voted. With respect to proxies identified as involving a conflict of interest, the Delegate is required to submit a report indicating the nature of the conflict and how it was resolved.

     For a copy of the Trust's complete Proxy Voting Policies, please call toll-free 1-800-451-8382.

CONTROL PERSONS

     As of November 2, 2004, the trustees and officers of the Trust, as a group, owned less than 1% of each Class of Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class as of November 2, 2004. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to control that Fund under the 1940 Act.

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BALANCED FUND - A SHARES

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      60.07%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              27.44%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        8.31%

BALANCED FUND - B SHARES

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              96.39%

BALANCED FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   50.21%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       40.75%

AMVESCAP NATIONAL TRUST COMPANY
AS AGENT FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 303485779                                                   9.02%

HIGH QUALITY BOND FUND - A SHARES

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      32.64%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       31.87%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 07303-9998                                             18.90%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                    9.85%

HIGH QUALITY BOND FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              94.12%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
HIGH QUALITY BOND FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   88.41%

CAPITAL GROWTH FUND A SHARES

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      39.38%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              25.63%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   19.35%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        8.77%

CAPITAL GROWTH FUND - B SHARES

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              87.62%

CAPITAL GROWTH FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   88.11%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
ENHANCED MARKET FUND - A SHARES

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      50.00%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              31.51%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        8.34%

ENHANCED MARKET FUND - CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              94.68%

ENHANCED MARKET FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   75.43%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN FUND ACCOUNTING
COLUMBUS OH 43219                                                      9.01%

AMSOUTH AGGRESSIVE GROWTH PORTFOLIO
3435 STELZER RD
ATTN FUND ACCOUNTING
COLUMBUS OH 43219                                                      6.38%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
AMSOUTH GROWTH PORTFOLIO
3435 STELZER RD
ATTN FUND ACCOUNTING
COLUMBUS OH 43219                                                      5.56%

FLORIDA TAX EXEMPT FUND - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              97.70%

FLORIDA TAX EXEMPT FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              77.42%

NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                    9.76%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                    8.49%

FLORIDA TAX EXEMPT FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  100.00%

GOVERNMENT INCOME FUND - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              47.37%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                      20.50%

AMVESCAP NATL TR CO AS CUSTODIAN
FBO AMSOUTH BANK
P.O. BOX 105799
ATLANTA GA 30348                                                     11.39%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  10.07%

NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                   6.36%

GOVERNMENT INCOME FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                             93.89%

NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                   5.66%

GOVERNMENT INCOME FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  85.67%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
GROWTH & INCOME - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  53.34%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                      45.32%

GROWTH & INCOME PORTFOLIO - A SHARES

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                      64.76%

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                             20.10%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                     10.17%

GROWTH & INCOME PORTFOLIO - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                             98.41%

GROWTH PORTFOLIO - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                             47.15%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                      22.10%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                     16.11%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   9.49%

GROWTH PORTFOLIO - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                             99.80%

GROWTH PORTFOLIO - I SHARES

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                      50.88%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  33.79%

AMSOUTH BANK
COOK YANCEY KING GALLOWAY
P.O. BOX 12365
BIRMINGHAM AL 35202                                                  15.33%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
INSTITUTIONAL PRIME OBLIGATIONS - CLASS I

KENNEBURT & COMPANY
P.O. BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM AL 352021426                                               77.48%

AMSOUTH STABLE PRINCIPAL
3435 STELZER RD
ATTN DENNIS BECK
COLUMBUS OH 43219                                                     22.44%

INSTITUTIONAL PRIME OBLIGATIONS - CLASS II

AMSOUTH BANK
P.O. BOX 11301
ATTN ROBBIE HASSELL
BIRMINGHAM AL 35202                                                   99.53%

INSTITUTIONAL PRIME OBLIGATIONS - CLASS III

AMSOUTH BANK
P.O. BOX 11301
ATTN ROBBIE HASSELL
BIRMINGHAM AL 35202                                                  100.00%

INTERNATIONAL EQUITY FUND - CLASS A

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      54.40%

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              19.24%

KENNEBURT CO
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   14.57%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
INTERNATIONAL EQUITY FUND - CLASS B

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              92.17%

INTERNATIONAL EQUITY - CLASS I

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   94.48%

LARGE CAP FUND - A SHARES

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      35.52%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              30.24%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       15.37%

LARGE CAP FUND - B SHARES

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              92.16%

LARGE CAP FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   79.26%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        7.75%

LIMITED TERM BOND FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              95.76%

LIMITED TERM BOND FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   86.29%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN FUND ACCOUNTING
COLUMBUS OH 43219                                                      6.71%

LIMITED TERM BOND FUND - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              49.81%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   21.22%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      14.80%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
MID CAP FUND - CLASS A

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      51.64%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              26.42%

KENNEBURT CO
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   12.00%

MID CAP FUND - CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              82.14%

SEI PRIVATE TRUST COMPANY
C/O MELLON BANK
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456                                                          8.18%

MID CAP FUND - CLASS I

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   87.07%

MODERATE GROWTH & INCOME - CLASS A

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              38.45%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       35.53%

MCB TRUST SERVICES AS AGENT FOR
FRONTIER TRUST CO AS TRUSTEE
SUITE 300
700 17TH STREET
DENVER CO 80202                                                       12.93%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                       6.51%

MODERATE GROWTH & INCOME - CLASS B

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              99.41%

MODERATE GROWTH & INCOME - CLASS I

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   59.12%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       40.88%

HIGH QUALITY MUNICIPAL BOND FUND - A SHARES

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
AUSTIN TX 78701                                                       71.24%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
SALOMON SMITH BARNEY INC
333 WEST 34TH ST - 3RD FLOOR
NEW YORK NY 10001                                                      8.39%

NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                    5.21%

HIGH QUALITY MUNICIPAL BOND FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              96.95%

HIGH QUALITY MUNICIPAL BOND FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   94.84%

PRIME MONEY MARKET - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              92.52%

PRIME MONEY MARKET - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              89.25%

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                       6.75%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
PRIME MONEY MARKET - I SHARES

KENNEBURT & COMPANY
P.O. BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM AL 352021426                                               79.92%

SELECT EQUITY FUND - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              76.89%

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
200 HOPMEADOW ST
SIMSBURY CT 06089                                                      5.87%

SELECT EQUITY FUND - CLASS B

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              95.76%

SELECT EQUITY FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   81.25%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN FUND ACCOUNTING
COLUMBUS OH 43219                                                      6.80%

SMALL CAP FUND - A SHARES

DONALDSON LUFKIN AND JENRETTE SECUR
ONE PERSHING PLAZA
JERSEY CITY NJ 07399                                                  46.57%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   26.41%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        8.63%

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                       5.70%

SMALL CAP FUND - B SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              91.54%

NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                    5.11%

SMALL CAP FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   90.30%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
STRAT PORTFOLIOS AGGRESSIVE GROWTH I

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       65.33%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   32.54%

STRATEGIC PORTFOLIOS AGGRESSIVE GROWTH A

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              38.96%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       36.90%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      16.16%

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
200 HOPMEADOW ST
SIMSBURY CT 06089                                                      7.14%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
STRATEGIC PORTFOLIOS AGGRESSIVE GROWTH B

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              99.51%

TAX EXEMPT MONEY MARKET - A SHARES

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              85.66%

NATIONAL FINANCIAL SERVICES CORP
THE BENEFIT OF OUR CUSTOMERS
P.O. BOX 3908
CHURCH STREET STATION
MANHATTAN NY 100083908                                                10.53%

TAX EXEMPT MONEY MARKET - I SHARES

KENNEBURT & COMPANY
P.O. BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM AL 352021426                                               97.43%

TENNESSEE TAX-EXEMPT - CLASS A

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   58.13%

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              37.33%

TENNESSEE TAX-EXEMPT - CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ  073039998                                             80.20%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
NFSC
777 COMMERCE BLVD.
CARLSTADT, NJ 07072                                                   14.53%

TENNESSEE TAX-EXEMPT - CLASS I

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   99.44%

TREASURY RESERVE MONEY MARKET - CLASS A

HARE & CO
111 SANDERS CREEK PKY
ATTN STIF/MASTER NOTE
E SYRACUSE NY 13057                                                   66.69%

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              23.45%

KENNEBERT & CO
P.O. BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM AL 352021426                                                5.44%

TREASURY RESERVE MONEY MARKET - CLASS I

KENNEBERT & CO
P.O. BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM AL 352021426                                               80.68%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                       18.49%

                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                                       THE SHAREHOLDER
----------                                                       ---------------
VALUE FUND - A SHARES

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK
P.O. BOX 105779
ATLANTA GA 30348                                                      57.37%

PERSHING LLC
P.O. BOX 2052
JERSEY CITY NJ 073039998                                              28.29%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                    5.32%

VALUE FUND - B SHARES

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P.O. BOX 2052
JERSEY CITY NJ 073032052                                              92.70%

VALUE FUND - I SHARES

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P.O. BOX 12365
BIRMINGHAM AL 35202                                                   84.15%

BISYS RETIREMENT SERVICES
700 17TH STREET
SUITE 300
DENVER CO 80202                                                        7.62%


                                    APPENDIX

     The nationally recognized statistical ratings organizations ("NRSROs") that the Funds may utilize with regard to portfolio investments include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that the Funds may utilize and the description of each NRSRO's ratings are as of the date of this SAI and may subsequently change.

     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   Bonds which are rated Baa are considered as medium-grade obligations
      (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

AAA   An obligation rated 'AAA' has the highest rating assigned by Standard &
      Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB   An obligation rated 'BBB' exhibits adequate protection parameters.
      However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics.
      'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Description of the three highest long-term debt ratings by Fitch IBCA;

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A     High credit quality. 'A' ratings denote a low expectation of credit risk.
      The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

     Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries

          -    High rates of return on funds employed

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation

          - Well-established access to a range of financial markets and assured sources of alternate liquidity

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

     Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 -- The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 -- The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.